Semiannual Report - Financial Statements


T. ROWE PRICE

EXTENDED EQUITY
MARKET INDEX
FUND

JUNE 30, 2000

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                      6 Months            Year        1/30/98
                                                         Ended           Ended        Through
                                                       6/30/00        12/31/99       12/31/98
-----------------------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period                                  $   14.05       $   11.02      $   10.00

Investment activities
 Net investment income (loss)                             0.05            0.10           0.08
 Net realized and unrealized gain (loss)                 (0.03)           3.56           1.13

 Total from investment activities                         0.02            3.66           1.21

Distributions
 Net investment income                                    -              (0.10)         (0.08)
 Net realized gain                                        -              (0.53)         (0.11)

 Total distributions                                      -              (0.63)         (0.19)
                                                     ----------------------------------------
NET ASSET VALUE
End of period                                        $   14.07       $   14.05      $   11.02
                                                     ----------------------------------------


Ratios/Supplemental Data

Total return/./                                           0.14%          33.72%         12.29%
Ratio of total expenses to average net assets             0.40%+          0.40%          0.40%+
Ratio of net investment income (loss)
to average net assets                                     0.80%+          1.04%          1.15%+
Portfolio turnover rate                                   20.4%+          23.4%          26.3%+
Net assets, end of period (in thousands)             $  98,331       $  54,219      $  20,743

/./ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+ Annualized

The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2000

-----------------------
STATEMENT OF NET ASSETS                           Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

COMMON STOCKS 94.1%

BASIC MATERIALS 2.2%

Chemicals 1.2%
Cabot                                                  1,900     $         52
Lyondell Chemical                                      3,000               50
Sybron International *                                 2,400               48
Solutia                                                3,100               43
IMC Global                                             3,000               39
CK Witco                                               3,124               38
Carlisle Companies                                       800               36
Valspar                                                1,000               34
Valhi                                                  3,000               31
Millennium Chemicals                                   1,800               31
RPM                                                    3,000               30
Lubrizol                                               1,400               29
Scotts (Class A) *                                       800               29
OM Group                                                 600               26
Albemarle                                              1,300               26
Cytec Industries *                                     1,000               25
ATMI *                                                   500               23
Georgia Gulf                                           1,100               23
Bush Boake Allen *                                       500               22
H.B. Fuller                                              460               21
Arch Chemicals                                           950               21
Dexter                                                   400               19
Tredegar                                               1,000               19
Aptargroup                                               700               19
Summa Industries *                                     1,600               19
Minerals Technologies                                    400               18
NL Industries                                          1,100               17
Olin                                                   1,000               17
Brady                                                    500               16
SPARTECH                                                 600               16
AMCOL International                                      900               15
Ferro                                                    700               15
MacDermid                                                600               14

3
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--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Sybron Chemical *                                        600     $         13
Triple S Plastics *                                      500               12
A. Schulman                                            1,000               12
Uniroyal Technology *                                  1,000               11
International Specialty Products *                     1,900               11
Tuscarora                                                700               11
SurModics *                                              400               11
AEP Industries *                                         400               10
Calgon Carbon                                          1,300               10
Ivex Packaging *                                         900               10
OMNOVA Solutions                                       1,600               10
Valley National Gases *                                2,000               10
Finishmaster *                                         1,600               10
Stepan                                                   400                9
Geon                                                     500                9
Ionics *                                                 300                9
North American Scientific *                              500                9
Catalytica *                                             800                9
Channell Commercial *                                    700                8
Chemfab *                                                700                8
M.A. Hanna                                               900                8
Airgas *                                               1,400                8
Associated Materials                                     500                8
Mississippi Chemical                                   1,100                5
Home Products International *                          1,300                5
Terra Nitrogen Com L.P. *                              1,000                4
ICO *                                                  1,900                3
                                                                 ------------
                                                                        1,124
                                                                 ------------
Forest and Paper Products 0.5%
Smurfit-Stone Container *                              5,600               72
Bowater                                                1,300               57
Sonoco Products                                        2,760               57
Consolidated Papers                                    1,100               40
United Stationers *                                      900               29
Packaging Corp. of America                             2,500               25
Rayonier                                                 600               22
Pope & Talbot                                          1,200               19
Greif Bros                                               600               19

4
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--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Wausau-Mosinee Paper                                   1,800     $         15
Trex *                                                   300               15
Workflow Management *                                  1,192               14
Buckeye Technologies *                                   600               13
P.H. Glaltfelter                                       1,200               12
Longview Fibre                                         1,000               11
Baltek *                                               1,400               10
Tufco Technologies *                                     900                9
Chesapeake                                               300                9
U.S. Timberlands                                         900                9
Rock-Tenn                                              1,000                9
FiberMark *                                              600                8
Albany International (Class A)                           510                7
Universal Forest Products                                500                7
Gaylord Container (Class A)                            2,300                6
EarthShell *                                           1,800                6
Badger Paper Mills *                                   1,200                5
                                                                 ------------
                                                                          505
                                                                 ------------
Gold 0.0%
Meridian Gold Inc *                                    2,900               18
Battle Mountain Gold *                                 3,000                6
Royal Gold *                                           2,000                6
Altair International *                                 1,700                5
                                                                 ------------
                                                                           35
                                                                 ------------
Metals and Mining 0.5%
NS Group *                                             2,200               46
Mdu Resources Group                                    1,400               30
AK Steel                                               3,544               28
Mueller Inds *                                         1,000               28
Stillwater Mining *                                      900               25
CONSOL Energy                                          1,600               24
American Material Can Group                            1,400               24
Harsco                                                   900               23
Lone Star Technologies *                                 410               19
Texas Industries                                         600               17
Carpenter Technology                                     800               17
Cleveland-Cliffs                                         600               16
Maverick Tube *                                          500               15

5
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Steel Dynamics *                                       1,500     $         14
Tremont                                                  600               14
Reliance Steel & Aluminum                                700               13
Century Aluminum                                       1,100               12
Valmont Industries                                       600               12
Gibraltar Steel                                          800               11
Centex Construction Products                             500               11
Carbo Ceramics                                           300               11
Donnelly                                                 800               10
Ryerson Tull                                             900                9
Wolverine Tube *                                         500                9
Titanium Metals                                        1,800                9
USEC                                                   1,800                8
Commercial Metals                                        300                8
Northwest Pipe *                                         700                8
Steel Technologies                                     1,000                7
Arch Coal                                                900                7
Kaiser Aluminum *                                      1,600                6
Silgan Holdings *                                        600                6
Rock of Ages *                                         1,200                6
MAXXAM *                                                 300                5
Metals USA                                             1,000                5
Huntco *                                                 900                2
                                                                 ------------
                                                                          515
                                                                 ------------
Total Basic Materials                                                   2,179
                                                                 ------------

BUSINESS SERVICES 3.8%

Advertising 0.5%
TMP Worldwide *                                        2,000              148
Lamar Advertising *                                    1,700               74
Valassis Communications *                              1,500               57
Catalina Marketing *                                     500               51
True North Communications                              1,100               48
Harte-Hanks                                            1,700               43
Getty Images *                                         1,000               37
ADVO *                                                   500               21
NetCreations *                                           400               18

6
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Grey Advertising                                          30     $         15
InfoUSA *                                              2,000               13
                                                                 ------------
                                                                          525
                                                                 ------------
Business Services 1.6%
Marchfirst *                                           3,654               67
NOVA *                                                 1,900               53
SEI                                                    1,300               52
Diamond Technology Partners *                            550               48
Wireless Facilities *                                    900               46
Lexicon Genetics *                                     1,300               45
Forrester Research *                                     600               44
West TeleServices *                                    1,700               43
SBA Communcations *                                      800               42
Symyx Technologies *                                     950               41
TeleTech Holdings *                                    1,300               40
Exelixis                                               1,100               36
iBEAM Broadcasting *                                   2,000               36
Medical Manager *                                        987               34
A.C. Nielson *                                         1,500               33
Management Network Group *                               900               31
Sotheby's (Class A)                                    1,800               31
Snyder Communications *                                1,300               31
CuraGen *                                                800               30
Peekskill Financial                                    1,300               28
Corporate Executive Board *                              400               24
Prepaid Legal Services *                                 800               24
Wit Soundview Group *                                  2,200               24
Nanogen *                                                550               23
Ctc Communications Group *                               650               23
Tetra Tech *                                           1,000               23
Orchid BioSciences *                                     600               23
Veritas DGC *                                            800               21
The Profit Recovery Group International *              1,250               21
National Data                                            900               21
Startek *                                                400               20
Gartner Group *                                        2,000               20
Metricom *                                               700               19
Navigant *                                             1,969               19

7
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--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

APAC TeleServices *                                    1,700     $         19
Cyber-Care *                                           1,800               18
F. Y. I. *                                               500               17
Teledyne Technologies *                                1,000               17
eLoyalty *                                             1,300               16
Jupiter Communications *                                 700               16
Value Line                                               400               15
LivePerson *                                           1,700               15
Bell & Howell *                                          600               15
Zixit *                                                  300               14
MemberWorks *                                            400               13
Fair, Issac                                              300               13
I3 Mobile *                                              700               13
Pharmaceutical Product Dev. *                            600               13
ShopNow.com *                                          2,000               12
R.H. Donnelley *                                         600               12
Netcentives *                                            600               11
Braun Consulting *                                       500               11
ProBusiness Services *                                   400               10
SPECTRX *                                              1,000               10
Sylvan Learning Systems *                                734               10
Microvision *                                            200               10
SITEL *                                                1,900                9
Ventiv Health *                                          833                9
Opinion Research *                                     1,400                9
MPW Industrial Services Group *                        1,200                9
Maximus *                                                400                9
US Oncology *                                          1,758                9
Syntel *                                                 800                8
HA-LO Industries *                                     1,300                7
Xceed *                                                  800                7
Information Resources *                                1,600                6
Modem Media . Poppe Tyson *                              500                6
Greg Manning Auctions *                                  500                6
Giga Information Group *                               1,000                6
Racotek *                                              1,000                5
Navigant Consulting *                                  1,000                4

8
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Hagler Bailly *                                          800     $          4
Abington Bancorp                                         400                4
TeleSpectrum Worldwide *                                 800                4
Staff Leasing *                                        1,000                4
Cheap Tickets *                                          300                4
Nextera Enterprises *                                    700                3
Youthstream Media Networks *                             500                3
Century Business Services *                            1,400                3
Official Payments *                                      600                3
eGlobe *                                                 800                2
Lason *                                                  800                2
Gerald Stevens *                                       1,300                2
                                                                 ------------
                                                                        1,563
                                                                 ------------
Environmental Services 0.2%
Republic Services (Class A) *                          4,700               75
Energy Research *                                        300               21
Ecology and Environment (Class A)                      1,900               12
Stericycle *                                             500               12
Casella Waste Systems (Class A) *                        600                6
Ogden                                                    700                6
Metropolitan Pro                                         500                5
United States Plastic Lumber *                           900                4
U. S. Liquids *                                          600                3
Metal Management *                                       600                1
                                                                 ------------
                                                                          145
                                                                 ------------
Industrial Services 1.5%
Cintas                                                 3,750              137
Robert Half International *                            4,400              125
ServiceMaster                                          6,750               77
Autonation *                                           9,200               65
Hanover Compressor *                                   1,600               61
Viad                                                   2,200               60
Apollo Group (Class A) *                               1,800               50
Manpower                                               1,500               48
Devry *                                                1,800               48
GATX                                                   1,200               41
Heidrick & Struggles International *                     600               38
United Rentals *                                       2,000               34

9
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Korn/Ferry *                                           1,000     $         32
Learning Tree International *                            500               31
Hertz                                                  1,000               28
Interim Services *                                     1,500               27
Reckson Services International *                       1,200               26
Administaff *                                            400               25
Central Parking                                        1,000               24
Apria Healthcare *                                     1,900               23
Edison Schools *                                       1,000               23
Kelly Services                                         1,000               23
Modis Professional Services *                          2,600               23
XTRA *                                                   500               20
Digimarc *                                               500               19
Dollar Thrifty Auto Group *                            1,000               18
ProsoftTraining.com *                                    900               15
G&K Services                                             600               15
Rollins                                                1,000               15
Rent Way *                                               500               15
Career Education *                                       300               15
Pittston Services                                        949               13
On Assignment *                                          400               12
AMERCO *                                                 600               12
ABM Industries                                           500               12
Avis Rent A Car *                                        600               11
Renters Choice *                                         500               11
Rollins Truck Leasing                                  1,600               11
Education Management *                                   600               11
Interpool                                              1,100               11
ITT Educational Services *                               600               11
Superior Surgical Mfg                                  1,200               10
kforce.com *                                           1,500               10
Volt Information Sciences *                              300               10
Strayer Education                                        400               10
Labor Ready *                                          1,400                9
Wackenhut *                                              700                9
C.H. Heist *                                           1,700                9
Borg Wagner Security *                                   700                9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Regis Minnesota                                          700     $          9
Bright Horizons Family Solutions *                       400                9
Chemed                                                   300                8
CDI *                                                    400                8
MIDAS                                                    400                8
NationsRent *                                          1,700                6
Wackenhut Corrections *                                  800                6
StaffMark *                                              800                5
Aaron Rents (Class B)                                    400                5
Budget Group (Class A) *                               1,100                5
Gentiva Health Services *                                550                4
Kroll-O'Gara *                                           600                4
UniFirst                                                 500                4
Personnel Group of America *                           1,100                3
CareerBuilder *                                          700                2
PROVANT *                                                400                2
Renaissance Worldwide *                                1,200                2
                                                                 ------------
                                                                        1,482
                                                                 ------------
Total Business Services                                                 3,715
                                                                 ------------

CONSUMER DISCRETIONARY 7.4%

Entertainment 0.5%
Metro Goldwyn Mayer *                                  4,400              115
Royal Caribbean Cruises                                4,610               85
SFX Entertainment (Class A) *                          1,100               50
Premier Parks *                                        2,100               48
Pixar *                                                1,100               39
Cedar Fair L.P.                                        1,500               29
Handleman *                                            1,800               23
Blockbuster                                            1,400               14
Trimark Holdings *                                     1,400               11
American Classic Voyages *                               500               10
On Command *                                             600                8
Todd-AO *                                                120                8
Vdi Media *                                            1,000                7
Image Entertainment *                                  1,800                7
J2 Communications *                                      400                3
                                                                 ------------
                                                                          457
                                                                 ------------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Hotels 0.6%
Starwood Hotels & Resorts Worldwide, REIT              4,600     $        150
MGM Grand                                              3,696              119
Park Place Entertainment *                             6,500               79
Mandalay Resort Group *                                2,500               50
Aztar *                                                2,500               39
Extended Stay America *                                2,800               26
Boca Resorts *                                         1,700               17
Prime Hospitality *                                    1,600               15
Anchor Gaming *                                          300               14
NS&L Bancorp                                           1,200               13
Crestline Capital *                                      600               10
Choice Hotels International *                            900                9
Marcus                                                   700                9
Westcoast Hospitality *                                  900                6
Lodgian *                                              1,000                3
Interstate Hotels *                                       67                0
                                                                 ------------
                                                                          559
                                                                 ------------
Leisure 0.6%
International Speedway (Class A)                       1,400               58
International Game Technology                          1,700               45
Concord Camera *                                       2,000               42
Blyth Industries                                       1,300               38
Harman International                                     500               31
Yankee Candle *                                        1,400               30
Speedway Motorsports *                                 1,200               28
Station Casinos *                                      1,100               28
Hollywood Park *                                       1,400               27
Polaris Industries                                       700               22
Callaway Golf                                          1,300               21
GTECH *                                                  900               21
WMS Industries *                                       1,200               19
Oakley *                                               1,500               17
Casino America *                                       1,200               16
Fossil *                                                 850               16
Panavision *                                           1,700               14
Quokka Sports *                                        1,700               14
Steinway Musical Instruments *                           800               13


12
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Bally Total Fitness Holdings *                            500    $         13
Arctic Cat                                                900              11
Dover Downs Entertainment                                 700              10
Vail Resorts *                                            600              10
Penn National Gaming *                                    700              10
Lazare Kaplan International *                           1,100               9
Oneida                                                    500               9
Koala *                                                   600               8
JAKKS Pacific *                                           500               7
Equity Marketing *                                        600               6
OroAmerica *                                              900               6
Play By Play Toys & Novelties *                         2,400               4
Photoworks *                                            1,100               3
Tickets.com *                                             700               2
                                                                 ------------
                                                                          608
                                                                 ------------
Media 4.6%
Cox Communications (Class A) *                         13,445             613
General Motors (Class H) *                              5,359             470
Infinity Broadcasting (Class A) *                       9,025             329
AMFM *                                                  4,400             304
Univision Communications *                              2,400             248
Cablevision Systems (Class A) *                         2,860             194
EchoStar Communications (Class A) *                     5,200             172
USA Networks *                                          6,340             137
United Video Satellite *                                3,700             127
Adelphia Communications *                               2,633             123
Fox Entertainment Group (Class A) *                     3,900             118
Washington Post (Class B)                                 230             110
Westwood One *                                          2,700              92
Hispanic Broadcasting *                                 2,700              89
United International Holdings *                         1,900              89
Scripps                                                 1,800              89
BHC Communications (Class A)                              450              68
Chris-Craft                                               942              62
Charter Communications (Class A) *                      3,700              61
Loral Space & Communications *                          8,200              57
RCN *                                                   2,070              52
A. H. Belo (Class A)                                    3,000              52

13
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Adaptive Broadband *                                   1,400     $         51
Emmis Broadcasting (Class A) *                         1,000               41
Sirius Satellite Radio *                                 900               40
Liberty Digital *                                      1,300               40
Pegasus Communications *                                 800               39
TiVo *                                                 1,100               39
Price Communications                                   1,534               36
Citadel Communications *                               1,000               35
Media General                                            700               34
XM Satellite Radio Holdings *                            900               34
Hearst-Argyle Television *                             1,591               31
Entercom Communications *                                600               29
Mediacom Communications *                              1,900               29
United Television                                        200               26
Cox Radio (Class A) *                                    900               25
Liberty                                                  600               25
Insight Communications *                               1,600               25
Spanish Broadcasting *                                 1,200               25
Motient *                                              1,400               22
PanAmSat *                                               500               22
Crown Media Holdings *                                 1,300               19
Lee Enterprises                                          800               19
Nucentrix Broadband Networks *                           600               15
TCI Satellite Entertainment *                          1,700               15
Radio One *                                              500               15
Acme Communications *                                    800               15
Regent Communications *                                1,700               15
Paxson Communications *                                1,700               14
Gaylord Entertainment *                                  600               13
Data Broadcasting *                                    1,900               12
Ackerley Communications                                1,000               12
Saga Communications (Class A) *                          500               11
Granite Broadcasting *                                 1,500               11
Young Broadcasting (Class A) *                           400               10
Sinclair Broadcast Group (Class A) *                     900               10
CTN Media Group *                                      1,500                8
Metromedia International *                             1,500                7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Playboy Enterprises (Class B) *                          500     $          6
Cumulus Media *                                          500                5
Salem Communications *                                   400                4
AT&T Liberty Media Group *                               150                4
Radio Unica Communications *                             500                3
Wegener *                                              1,200                2
                                                                      -------
                                                                        4,549
                                                                      -------
Publishing 0.7%
Reader's Digest (Class A)                              2,400               95
PRIMEDIA *                                             3,700               84
Central Newspapers (Class A)                             700               44
McClatchy (Class A)                                    1,200               40
Reynolds & Reynolds                                    2,100               38
Hollinger International (Class A)                      2,700               37
Wiley John & Son                                       1,600               36
Scholastic *                                             500               30
Houghton Mifflin                                         600               28
Penton Media                                             600               21
Journal Register *                                     1,000               18
Ziff-Davis *                                           2,000               18
Standard Register                                      1,200               17
Information Holdings *                                   400               15
Paxar *                                                1,100               13
Bowne                                                  1,300               13
Pulitzer                                                 300               13
Topps *                                                1,100               13
John H. Harland                                          800               12
Wallace Computer Services                              1,200               12
Daily Journal *                                          400               12
Banta                                                    600               11
Plato Learning *                                         800               11
Cadmus Communications                                  1,000               10
Mail-Well *                                            1,100                9
New England Business Service                             400                6
Franklin Covey *                                         800                6
Impreso.com *                                          1,300                5
Consolidated Graphics *                                  500                5
Imagex.com *                                             500                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Women.com Networks *                                   1,400     $          3
                                                                      -------
                                                                          678
                                                                      -------
Restaurants 0.4%
Outback Steakhouse *                                   2,000               59
Brinker *                                              1,800               53
Jack In The Box *                                      1,100               27
Applebee's                                               800               24
CEC Entertainment *                                      800               21
Ruby Tuesday                                           1,600               20
Morrison Management Specialists                          640               18
Bob Evans Farms                                        1,200               18
Buffets *                                              1,400               18
Papa John's *                                            700               17
The Cheesecake Factory *                                 600               16
Cracker Barrel                                         1,100               16
Ihop *                                                   900               15
P.F. Chang's China Bistro *                              400               13
Sonic *                                                  400               12
Lone Star Steakhouse & Saloon                          1,100               11
Consolidated Products                                  1,100               10
Buca *                                                   600                9
Ryan's Family Steak Houses *                           1,100                9
O' Charley's *                                           600                8
Cooker Restaurant                                      2,100                6
Ark Restaurants *                                        800                6
CKE Restaurants                                        1,650                5
Schlotzsky's *                                           700                4
                                                                      -------
                                                                          415
                                                                      -------
Total Consumer Discretionary                                            7,266
                                                                      -------

CONSUMER NONDURABLES 2.1%

Beverages 0.0%
TRIARC COMPANIES *                                       900               19
Pure World *                                           1,140                3
                                                                           22
Food 1.1%
Pepsi Bottling Group                                   3,200               93

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Keebler Foods                                          2,200     $         82
Nabisco Holdings (Class A)                             1,300               68
Hormel Foods                                           3,500               59
McCormick                                              1,700               55
Whitman                                                3,800               47
International Home Foods *                             2,100               44
Flowers Industries                                     2,200               44
IBP                                                    2,800               43
Tyson Foods (Class A)                                  4,900               43
Smithfield Foods *                                     1,300               37
Tootsie Roll Industries                                  915               32
Dean Foods                                             1,000               32
Suiza Foods *                                            600               29
Universal Foods                                        1,400               26
Dole Food                                              1,500               25
Interstate Bakeries                                    1,600               22
Hain Celestial Group *                                   600               22
Earthgrains                                            1,100               21
Green Mountain Coffee *                                1,200               21
Delta Pine & Land                                        800               20
Corn Products International                              700               19
Fleming Companies                                      1,300               17
Dreyer's Grand Ice Cream                                 800               17
Riviana Foods                                            800               14
Fresh Del Monte Produce *                              1,900               13
Performance Food Group *                                 400               13
American Italian Pasta *                                 600               12
Bridgford Foods                                        1,000               12
Smucker J M                                              600               12
Andersons                                              1,100               10
International Multifoods                                 600               10
Farmer Brothers                                           60               10
Michael Foods                                            400               10
Alico                                                    600               10
National Beverage *                                    1,100                9
Coca-Cola Bottling                                       200                9
Agribrands International *                               200                8
Del Monte Foods                                        1,200                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Ralcorp Holdings *                                       600     $          7
J&J Snack Foods *                                        400                7
Cadiz *                                                  900                7
Wlr Foods *                                            1,500                7
United Natural Foods *                                   500                7
Aurora Foods *                                         1,200                5
Northland Cranberries                                  1,100                4
Cagles Foods JV                                          400                3
Lancer *                                                 600                3
                                                                      -------
                                                                        1,128
                                                                      -------
Home Products 0.4%
Estee Lauder                                           2,700              134
Energizer *                                            2,700               49
Dial Corp                                              2,400               25
Block Drug (Class A)                                     509               22
Church & Dwight                                        1,100               20
Lancaster Colony                                       1,000               19
Carter Wallace                                           900               18
Guest Supply *                                           900               16
Zomax *                                                1,200               16
Libbey                                                   400               13
Playtex Products *                                     1,000               11
Inter Parfums *                                        1,200               10
Hunt                                                   1,000               10
French Fragrances *                                    1,100                9
Revlon (Class A) *                                     1,300                8
Jason *                                                  700                7
                                                                      -------
                                                                          387
                                                                      -------
Liquor 0.1%
Canandaigua Brands (Class A) *                           500               25
Beringer Wine Estates *                                  300               11
Todhunter *                                            1,200               10
Robert Mondavi (Class A) *                               300                9
                                                                      -------
                                                                           55
                                                                      -------
Textiles and Apparel 0.4%
Jones Apparel Group *                                  2,850               67
Timberland                                               500               35
Unifi *                                                1,800               22

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Columbia Sportswear *                                    800     $         21
Wellman                                                1,300               21
Polo Ralph Lauren *                                    1,300               19
Kenneth Cole Productions (Class A) *                     450               18
WestPoint Stevens                                      1,600               18
Kellwood                                                 800               17
Guess? *                                               1,200               17
Nautica Enterprises *                                  1,300               14
Justin Inds                                              600               13
Maxwell Shoe *                                         1,100               11
Weyco Group                                              400               10
Cherokee Delaware New                                  1,100               10
Phillips-Van Heusen                                    1,000                9
QuickSilver *                                            600                9
Stride Rite                                            1,500                9
Wolverine World Wide                                     900                9
Polymer Group                                            900                8
Brown Group                                              600                8
Haggar                                                   700                8
Warnaco Group (Class A)                                  900                7
Garan                                                    300                7
bebe stores *                                            700                6
Culp                                                   1,100                6
Hartmarx *                                             2,000                5
Quaker Fabric *                                        1,000                5
Global Sports *                                          400                3
                                                                      -------
                                                                          412
                                                                      -------
Tobacco 0.1%
R.J. Reynolds Tobacco                                  2,600               72
Universal                                                700               15
Brooke Group                                             630                9
Standard Commercial                                      600                3
                                                                           99
                                                                      -------
Total Consumer Nondurables                                              2,103
                                                                      -------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

DURABLE GOODS 4.9%

Construction & Real Property 1.0%
Quanta Services *                                      1,200     $         66
Southdown                                              1,000               58
Johns Manville                                         3,600               47
Martin Marietta Materials                              1,100               45
Georgia-Pacific (Timber Group)                         2,000               43
Catellus Development *                                 2,700               41
Mastec *                                               1,050               40
Lafarge                                                1,900               40
USG                                                    1,100               33
Clayton Homes                                          4,050               32
Lennar                                                 1,484               30
Newhall Land & Farming                                   900               24
Forest City Enterprises                                  700               23
D.R. Horton                                            1,700               23
Toll Brothers *                                        1,100               23
Elcor                                                    900               21
Jacobs Engineering Group *                               600               20
Granite Construction                                     750               18
Syntroleum *                                           1,000               17
Nvr *                                                    300               17
Morrison Knudsen *                                     2,300               17
Insituform Technologies (Class A) *                      600               16
Fleetwood                                              1,100               16
Horizon Offshore *                                     1,000               15
Trammell Crow *                                        1,400               15
Florida Rock Industries                                  400               14
NCI Building Systems *                                   700               14
Coors Tek *                                              300               14
Dal-Tile International *                               1,600               13
MDC Holdings                                             700               13
Walter Industries                                      1,000               11
Fairfield Communities *                                1,400               11
SLI                                                      900               11
Carey Diversified                                        600               10
LNR Property                                             500               10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Standard Pacific                                         900     $          9
Ryland Group                                             400                9
Skyline, REIT                                            400                9
Palm Harbor Homes *                                      600                9
Kaiser Ventures *                                        600                8
Aaron Rents (Class A)                                    500                8
American Locker Group *                                1,200                8
Newmark Homes *                                        1,200                7
Beazer Homes *                                           400                7
Butler Manufacturing                                     400                7
Trendwest Resorts *                                      400                6
Miller Building Systems *                                800                6
Encompass Services *                                   1,000                6
Comfort Systems USA *                                  1,100                4
Perini *                                               1,000                4
Zaring National *                                      1,000                3
Oakwood Homes                                          1,200                2
                                                                      -------
                                                                          973
                                                                      -------
Consumer Durables 0.4%
Herman Miller                                          2,100               54
Shaw Industries                                        3,700               46
HON Industries                                         1,600               38
Applied Power (Class A)                                1,025               34
Mohawk Industries *                                    1,400               31
U.S. Industries                                        2,500               30
La-Z Boy                                               1,700               24
Pier 1 Imports                                         2,300               22
Furniture Brands International *                       1,200               18
Ethan Allen Interiors                                    700               17
Bush Industries (Class A)                                900               14
Steelcase                                                800               14
Mikasa                                                   800                9
Sunbeam *                                              2,200                8
SRS Labs *                                               800                8
Salton *                                                 200                7
Flexsteel Inds                                           500                6
Applica *                                                500                6
Digital Video Systems *                                  600                4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

American Technology *                                    800     $          4
                                                                      -------
                                                                          394
                                                                      -------
Equity 3.1%
Equity Office Properties, REIT                         6,777              187
Equity Residential Properties Trust, REIT              2,931              135
Simon Property Group, REIT                             4,000               89
ProLogis Trust, REIT                                   3,760               80
Archstone Communities Trust, REIT                      3,500               74
Duke-Weeks Realty, REIT                                3,290               74
Vornado Realty Trust, REIT                             2,000               69
Apartment Investment & Management, REIT                1,600               69
Spieker Properties, REIT                               1,500               69
Avalonbay Communities, REIT                            1,584               66
Boston Properties, REIT                                1,700               66
Public Storage, REIT                                   2,800               66
Kimco Realty, REIT                                     1,500               61
Crescent Real Estate Equities, REIT                    2,900               59
Pinnacle Holdings *                                    1,100               59
Rouse                                                  2,000               49
Host Marriott                                          5,274               49
Liberty Property Trust, REIT                           1,800               47
AMB Property                                           2,000               46
Post Properties, REIT                                  1,000               44
Mack-Cali Realty, REIT                                 1,700               44
CarrAmerica Realty, REIT                               1,600               42
Highwoods Properties, REIT                             1,700               41
Istar Financial                                        1,873               39
General Growth Properties, REIT                        1,200               38
Arden Realty, REIT                                     1,600               38
Health Care Property Investors                         1,300               35
Cousins Properties, REIT                                 900               35
United Dominion Realty Trust, REIT                     3,000               33
Franchise Finance                                      1,400               32
Reckson Associates Realty, REIT                        1,300               31
Regency Realty, REIT                                   1,300               31
Excel Reality Trust                                    2,300               30
Felcor Suite Hotels, REIT                              1,600               30
First Industrial Realty                                1,000               29

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

IndyMac Mortgage Holdings, REIT                        2,100     $         28
Westfield America                                      2,000               27
Camden Property Trust, REIT                              900               26
BRE Properties                                           900               26
Health & Retirement Properties, REIT                   4,100               25
Hospitality Properties Trust, REIT                     1,100               25
Centerpoint Properties Trust                             600               24
Weingarten Realty Investors, REIT                        500               20
Sun Communities, REIT                                    600               20
Federal Realty Investment Trust, REIT                  1,000               20
Developers Diversified Realty, REIT                    1,300               19
Prentiss Properties Trust                                800               19
Brandywine Reality Trust                               1,000               19
Mills                                                  1,000               19
Koger Equity, REIT                                     1,100               19
Shurgard Storage Centers                                 800               18
Storage USA, REIT                                        600               18
Macerich, REIT                                           800               18
Glenborough Realty Trust, REIT                         1,000               17
Healthcare Reality Trust                               1,000               17
Chateau Communities, REIT                                600               17
Essex Property Trust                                     400               17
Nationwide Health Properties, REIT                     1,200               17
Bedford Property Investors                               900               17
Sl Green Reality                                         600               16
Cabot Industrial                                         800               16
Kilroy Realty, REIT                                      600               16
Gables Residential Trust, REIT                           600               15
Smith Charles Residential Realty                         400               15
Cornerstone Reality Income Trust                       1,500               15
CBL & Associates Properties, REIT                        600               15
Alexanders *                                             200               15
PS Business Parks                                        600               14
Capital Automotive Reit                                1,000               14
Chelsea GCA, REIT                                        400               14
Colonial Properties Trust, REIT                          500               14
Urban Shopping Centers                                   400               13

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Lexington Corporate Properties                         1,200     $         13
Taubman Centers, REIT                                  1,200               13
Bradley Real Estate                                      600               13
EastGroup Properties, REIT                               600               13
Summit Properties                                        600               13
Pacific Gulf Properties, REIT                            500               13
Washington, REIT                                         700               13
Parkway Properties, REIT                                 400               12
Home Properties                                          400               12
Manufactured Home Communities, REIT                      500               12
Amli Residential Properties Trust                        500               12
Realty Income                                            500               12
Jdn Realty                                             1,100               11
Innkeepers USA, REIT                                   1,200               11
JP Realty, REIT                                          600               11
RFS Hotel Investors                                      900               11
Alexandria Real Estate                                   300               10
Great Lakes, REIT                                        600               10
Pan Pacific Retail Properties                            500               10
Malan Reality Investors                                  700               10
Entertainment Properties, REIT                           700               10
Mid America Apartment Communities                        400               10
Commercial Net Lease Reality                             900                9
Tanger Factory Outlet Centers                            400                9
IRT Property                                           1,100                9
Commercial Assets                                      1,700                9
Senior Housing Properties                              1,160                8
Kranzco Realty Trust                                     900                8
Health Care REIT                                         500                8
Equity Inns                                            1,300                8
Urstadt Biddle Properties                              1,100                7
LaSalle Hotel Properties                                 500                7
Crown American Realty                                  1,300                7
Pittsburgh & West Virginia Railroad                    1,000                7
Monmouth Real Estate Investment                        1,000                5
Wyndham International (Class A) *                      2,039                5
CCA Prison Realty Trust                                1,587                5

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

G&L Realty                                               256     $          2
                                                                      -------
                                                                        3,038
                                                                      -------
Motor Vehicles and Parts 0.4%
Gentex *                                               1,900               48
Lear *                                                 1,500               30
Borg-Warner                                              800               28
Copart *                                               1,500               24
Federal-Mogul                                          2,100               20
American Axle + Manufacturing Holdings *               1,400               20
Modine Manufacturing                                     700               19
IMPCO Technologies *                                     400               17
Meritor Automotive                                     1,500               16
Tower Automotive *                                     1,100               14
Monaco Coach *                                         1,000               14
Superior Industries International                        500               13
Thor Inds                                                600               13
Arvin Industries                                         700               12
Oshkosh Truck                                            300               11
Strattec Security *                                      300               10
MascoTech                                                900               10
Collins & Aikman *                                     1,800                9
Hayes Lemmerz International *                            700                8
Wabash National                                          700                8
Coachmen Industries                                      700                8
Keystone Automotive *                                  1,000                7
Aftermarket Technology *                                 700                6
Dura Automotive Systems *                                500                5
Winnebago                                                400                5
SMC *                                                  1,200                4
Fidelity Holdings *                                      400                1
                                                                          380
                                                                      -------
Total Durable Goods                                                     4,785
                                                                      -------
ENERGY 3.3%

Energy Reserves & Production 1.3%
Vastar Resources                                       2,300              189
Devon Energy                                           2,158              121

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

EOG Resources                                          3,000     $        101
Murphy Oil                                             1,180               70
Grant Pride *                                          2,690               67
Ocean Energy *                                         4,200               60
Noble Affiliates                                       1,300               48
Vintage Petroleum                                      1,800               41
Mitchell Energy & Development (Class A)                1,100               35
Louis Dreyfuss Natural Gas *                           1,100               34
Newfield Exploration *                                   800               31
Pioneer Natural Resources *                            2,400               31
Stone Energy *                                           500               30
Cross Timbers Oil                                      1,300               29
Houston Exploration *                                  1,100               28
BP Prudhoe Bay Royalty Trust                           2,300               28
Barrett Resources *                                      900               27
Pogo Producing                                         1,100               24
St. Mary Land Exploration                                500               21
Swift Energy *                                           700               20
Forest Oil *                                           1,200               19
Unit *                                                 1,400               19
Spinnaker Exploration *                                  700               18
Chesapeake Energy *                                    2,100               16
Tom Brown *                                              700               16
HS Resources *                                           500               15
Evergreen Resources *                                    500               15
Nuevo Energy *                                           700               13
Denbury Resources *                                    2,400               13
Berry Petroleum                                          700               12
Howell                                                 1,200               11
Bellwether Exploration *                               1,300               11
Cabot Oil & Gas                                          500               11
Meridian Resource *                                    1,700               10
Cross Timbers Royalty Trust                              600                8
McMoRan Exploration *                                    500                8
Penn Virginia                                            300                7
Southwestern Energy                                    1,000                6
Brigham Exploration *                                    900                2
                                                                      -------
                                                                        1,265
                                                                      -------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Oil Refining 0.3%
Ultramar Diamond Shamrock                              1,600     $         40
Valero Energy                                          1,200               38
Enterprise Products Partners                           1,300               29
Western Gas Resources                                  1,300               27
Teppco Partners *                                      1,000               24
Pennzoil-Quaker State                                  1,900               23
Buckeye Partners                                         800               21
Northwestern Public Service                              800               18
Adams Resources & Energy                               1,100               15
Castle Energy                                          1,400                9
Holly                                                    700                8
Kaneb Services *                                       1,900                8
World Fuel Services                                      700                6
Giant Industries *                                       600                5
                                                                      -------
                                                                          271
                                                                      -------
Oil Service 1.7%
Nabors Industries *                                    3,400              141
Noble Drilling *                                       3,000              124
Diamond Offshore Drilling                              3,400              119
BJ Services *                                          1,900              119
Global Marine *                                        4,200              118
ENSCO International                                    3,200              115
R&B Falcon *                                           4,740              112
Weatherford International *                            2,590              103
Smith International *                                  1,200               87
Santa Fe International                                 2,500               87
Cooper Cameron *                                       1,300               86
Varco International *                                  2,711               63
National Oilwell *                                     1,700               56
Tidewater                                              1,400               50
Helmerich & Payne                                      1,300               49
Global Industries *                                    2,000               38
Pride International *                                  1,500               37
Cal Dive International *                                 500               27
Patterson Energy *                                       900               26
Newpark Resources *                                    2,300               22
Key Energy *                                           2,100               20

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Superior Energy *                                      1,900     $         20
UTI Energy *                                             400               16
Grey Wolf *                                            3,000               15
Atwood Oceanics *                                        300               13
Friede Goldman Halter *                                1,300               12
Offshore Logistics *                                     800               12
Oceaneering International *                              500                9
Parker Drilling *                                      1,500                9
Dawson Geophysical *                                     800                9
Seitel *                                               1,100                9
                                                                      -------
                                                                        1,723
                                                                      -------
Total Energy                                                            3,259
                                                                      -------

FINANCIAL 10.7%

Bank and Trust 2.9%

Marshall & Ilsley                                      2,500              104
Zions Bancorp                                          2,200              101
M&T Bank                                                 180               81
UnionBancal                                            3,900               72
Silicon Valley Bancshares *                            1,400               60
First Security                                         4,389               60
Popular                                                3,100               59
Peoples Heritage Financial *                           3,695               56
North Fork Bancorporation                              3,550               54
Hudson City Bancorp                                    3,200               53
First Tennessee National                               3,200               53
FirstMerit                                             2,300               49
Commerce Bancshares                                    1,566               47
Compass Bancshares                                     2,650               45
First Virginia Banks                                   1,300               45
Mercantile Bankshares                                  1,500               45
Hibernia (Class A)                                     4,100               45
TCF Financial                                          1,700               44
Cullen/Frost Bankers                                   1,600               42
Associated Banc-Corp                                   1,912               42
Banco Santander Puerto Rico                            3,050               41
National Commerce Bancorporation                       2,400               39
Wilmington Trust                                         900               38

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

City National                                          1,100     $         38
Centura Banks                                          1,125               38
CCB Financial                                          1,000               37
Valley National Bancorp                                1,483               36
Trustmark                                              1,900               33
Old National Bancorp                                   1,119               33
Hudson United Bancorp                                  1,415               32
Pacific Century Financial                              2,100               31
BancWest                                               1,800               30
Fulton Financial                                       1,643               29
Provident Financial Group                              1,200               29
WestAmerica                                            1,000               26
Colonial BancGroup                                     2,700               26
Greater Bay Bancorp                                      553               26
Sky Financial                                          1,603               26
Commerce Bancorp                                         525               24
Investors Financial Services                             600               24
Commercial Federal                                     1,500               23
Independence Community Bank                            1,700               23
National Bancorp of Alaska                               600               21
Keystone Financial                                     1,000               21
Whitney Holding                                          600               20
United Bankshares                                      1,100               20
BOK Financial                                          1,118               20
First Midwest Bancorp                                    845               20
Chittenden                                               800               20
Citizens Banking                                       1,200               19
First Commonwealth Financial                           2,100               19
One Valley Bancorp                                       600               19
Park National                                            205               19
First Citizens Bancshares                                300               18
Community First Bankshares                             1,000               16
Trustco Bank                                           1,320               16
Merchants Bancshares                                     800               16
Wintrust Financial                                     1,000               15
Texas Regional Bancshares                                600               15
Pacific Capital Bancorp                                  600               15

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Frontier Financial                                       800     $         15
National Penn Bancshares                                 700               14
UMB Financial                                            430               14
Midwest Banc Holdings                                  1,000               14
Cathay Bancorp                                           300               14
National City Bancshare                                  800               14
Susquehanna Bancshares                                   950               13
Imperial Bancorp                                         848               13
Century South Bank                                       700               13
Niagara Bancorp                                        1,400               13
PFF Bancorp                                              700               13
Southwest Bancorp *                                      600               12
Republic Bancorp                                       1,400               12
Arrow Financial                                          800               12
Alabama National Bancorp                                 600               12
Riggs                                                    900               11
S & T Bancorp                                            600               11
Mid-State Bancshares                                     400               11
United National Bancorp                                  600               11
First Financial Bankshares                               400               11
Chemical Financial                                       420               11
F&M National                                             515               11
Suffolk Bancorp                                          400               11
CORUS Bankshares                                         400               11
Summit Bancshares                                        600               10
InterCept Group *                                        600               10
Omega Financial                                          400               10
Mid America Bancorp                                      400               10
East West Bancorp                                        700               10
SGV Bancorp *                                            400               10
Hancock Holding                                          300               10
CB Bancshrs                                              400               10
BostonFed Bancorp                                        700               10
First South Bancorp                                      500               10
WesBanco                                                 400               10
First Place Financial                                    900               10
State Bancorp                                            756               10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Ambanc Holding                                           600     $          9
Trust Company of New Jersey                              500                9
Farmers Capital Bank                                     300                9
AMCORE                                                   500                9
Brookline Bancorp                                        800                9
Area Bancshares                                          400                9
U.S.B. Holding                                           630                9
Vista Bancorp                                            630                9
German American Bancorp                                  600                9
Irwin Financial                                          600                9
Timberland Bancorp *                                     800                9
Merchants New York Bancorp                               500                9
First Merchants                                          400                8
First United                                             800                8
First Washington Bancorp                                 600                8
Peoples Holding                                          400                8
CVB Financial                                            500                8
First Charter                                            500                8
BWC Financial *                                          400                8
Bar Harbor Bankshares                                    500                8
BankFirst                                                900                7
CNB Financial                                            700                7
Mississippi Valley Bancshares                            300                7
Republic Bancshares *                                    600                7
F New Brunswick                                          700                7
Gold Banc                                              1,400                7
Medford Bancorp                                          500                7
Provident Bankshares                                     525                7
1st Source                                               400                6
Bay Bancshares                                           400                6
Net Bank *                                               500                6
Second Bancorp                                           400                6
United Community Financial                               900                6
First Financial                                          200                6
Interchange Financial Services                           400                5
Delphos Citizens Bancorp                                 400                5
USBANCORP                                              1,000                4
                                                                      -------
                                                                        2,873
                                                                      -------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Financial Services 1.1%

Concord EFS *                                          5,050     $        131
The CIT Group (Class A)                                6,600              107
Comdisco                                               3,810               85
Express Scripts (Class A) *                            1,000               62
Choicepoint *                                          1,062               47
Erie Indemnity                                         1,500               47
Arthur J. Gallagher                                    1,000               42
Metris                                                 1,350               34
White Mountains Insurance Group                          200               32
CompuCredit *                                          1,000               30
Heller Financial                                       1,400               29
AmeriCredit *                                          1,600               27
Allied Capital                                         1,500               26
Security Capital Group (Class B) *                     1,500               26
FINOVA Group                                           1,700               22
Student Loan                                             500               21
4Kids Entertainment *                                    700               18
Crawford (Class B)                                     1,600               18
Hilb, Rogal and Hamilton                                 500               17
NCO Group *                                              700               16
Brown and Brown                                          300               16
First United Bancshares                                1,000               15
ADVANTA                                                1,166               14
Actrade International *                                  600               12
Clark / Bardes Holdings *                                700               12
Doral Financial                                        1,000               11
National Processing *                                    900               11
Perry County Financial                                   700               11
WFS Financial *                                          600               10
Advance Paradigm *                                       500               10
Cash America Investments                               1,300               10
NextCard *                                             1,100                9
Somerset Group                                           400                9
CB Richard Ellis *                                       900                8
MLC Holdings *                                           300                8
Medallion Financial                                      500                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Insignia-ESG Holdings *                                  700     $          7
National Wireless Holdings *                             300                7
Ampal-American Israel *                                  400                6
UICI *                                                   900                6
Harris & Harris Group *                                  700                6
Matrix Capital *                                         800                6
E-LOAN *                                                 900                4
Sierracities *                                           500                2
                                                                      -------
                                                                        1,055
                                                                      -------
Life & Health Insurance 0.4%

MetLife *                                              4,700               99
Protective Life                                        1,800               48
Reinsurance Group of America                           1,350               41
MONY Group                                             1,000               34
StanCorp Financial Group                                 900               29
Liberty Financial                                      1,100               24
Delphia Financial                                        704               24
American Annuity Group                                 1,000               18
Nationwide Financial Services (Class A)                  500               16
FBL Financial Group                                      800               12
AmerUs Life                                              600               12
Kansas City Life Insurance                               400               11
Presidential Life                                        700               10
InterContinental Life *                                1,000                9
Cotton States Life Insurance                             500                4
HealthAxis *                                             400                1
                                                                      -------
                                                                          392
                                                                      -------
Property & Casualty Insurance  3.3%

Berkshire Hathaway (Class A) *                            36            1,937
CNA Financial *                                        3,900              133
AMBAC                                                  1,700               93
Transatlantic Holdings                                   820               69
Allmerica Financial                                    1,200               63
Unitrin                                                1,900               56
Old Republic International                             3,250               54
Financial Security Assurance                             680               52
PMI Group                                              1,000               47
Radian Group                                             900               47

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

American National Insurance                              800     $         41
20th Century Industries                                2,400               38
Leucadia National                                      1,600               36
Everest Reinsurance Group Limited                      1,100               36
Mercury General                                        1,500               35
American Financial Group                               1,300               32
Wesco Financial                                          150               31
HSB Group                                                900               28
Alleghany                                                163               27
Fidelity National Financial                            1,400               26
Commerce Group                                           800               24
First American Financial                               1,600               23
Horace Mann Educators                                  1,300               20
HCC Insurance Holdings                                 1,000               19
Markel *                                                 130               18
State Auto Financial                                   1,500               18
Zenith National                                          700               15
Ohio Casualty                                          1,400               15
Alfa                                                     800               14
W.R. Berkley                                             700               13
Midland                                                  500               12
Trenwick Group                                           812               12
Harleysville Group                                       700               12
Selective Insurance                                      600               11
MEEMIC Holdings *                                        600               11
RLI                                                      300               10
Enhance Financial Services                               700               10
CNA Surety                                               800               10
BancInsurance *                                        2,310                9
Penn-America Group                                     1,200                9
Triad Guaranty *                                         400                9
Argonaut Group                                           500                9
NYMAGIC                                                  600                9
Highlands Insurance Group *                              900                8
Navigators Group *                                       900                8
SCPIE Holdings                                           400                8
Fremont General                                        2,000                8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Arh Capital Group *                                      500     $          7
Danielson *                                            1,500                7
Donegal Group                                          1,100                6
Medical Assurance                                        420                5
Acceptance Insurance *                                   700                4
Amwest Insurance Group                                   726                3
PAULA Financial                                          800                2
Reliance Group Holdings                                1,800                1
                                                                      -------
                                                                        3,260
                                                                      -------
Securities & Asset Management 2.1%
Equitable Companies                                    9,900              337
Alliance Capital                                       3,800              180
John Hancock Financial Srvcs *                         7,600              180
Goldman Sachs Group                                    1,700              161
Donaldson, Lufkin & Jenrette                           3,100              132
ReliaStar Financial                                    1,800               94
Knight/Trimark Group *                                 3,100               92
A.G. Edwards                                           2,200               86
Legg Mason                                             1,700               85
Federated Investors (Class B)                          2,100               74
Waddell & Reed Financial (Class A)                     2,050               67
Neuberger Berman                                       1,200               56
Eaton Vance                                            1,100               51
TD Waterhouse Group *                                  2,500               43
Nvest                                                  1,000               38
United Asset Management                                1,500               35
Investment Technology Group *                            700               30
John Nuveen (Class A)                                    700               29
Affiliated Managers Group *                              600               27
Pioneer Group *                                          600               25
Raymond James Financial                                1,100               25
American Capital Strategies                              900               20
LaBranche & Co. *                                      1,400               20
Dain Rauscher                                            300               20
eSpeed (Class A) *                                       400               17
International Bancshares                                 500               16
Jeffries Group                                           800               16
Morgan Keegan                                          1,000               15

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Acacia Research *                                        600     $         15
National Discount Brokers Group *                        400               13
Ocwen Financial *                                      2,100               12
Southwest Securities                                     300               11
Jones Lang Lasalle *                                     800               11
Freedom Securities                                       500                9
Charles Schwab                                           242                8
FirstSpartan Financial                                   400                7
Big Foot Financial                                       400                5
Peoples Financial                                        600                3
Track Data *                                           1,500                2
                                                                      -------
                                                                        2,067
                                                                      -------
Thrift Institutions 0.9%
Greenpoint Financial                                   2,900               54
Golden Sate Bancorp *                                  2,900               52
Sovereign Bancorp                                      6,500               46
Dime Bancorp                                           2,500               39
Astoria Financial                                      1,500               39
Bank United *                                            900               32
People's Bank                                          1,700               31
Webster Financial                                      1,356               30
Roslyn Bancorp                                         1,800               30
Washington Federal                                     1,480               27
Mid-Coast Bancorp                                      1,575               25
Downey Financial                                         800               23
First Financial Bancorp                                1,050               21
Staten Island Bancorp                                  1,100               19
Capitol Federal Financial                              1,700               19
First Indiana                                            900               17
Richmond County Financial                                900               17
FirstFed Financial *                                   1,100               16
Anchor Bancorp Wisconsin                               1,000               15
First Bank Puerto Rico                                   800               15
MAF Bancorp                                              800               15
St. Francis Capital                                      900               14
First of Long Island                                     400               14
Home Federal Savings Bank                                700               12
Carolina First                                           800               12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Northwest Bancorp                                      1,600     $         11
Queens County Bancorp                                    600               11
ISB Financial                                            700               11
Harbor Florida Bancshares                              1,000               10
Ameriana Bancorp                                         960               10
FVNB                                                     300               10
Jefferson Savings Bancorp                                900               10
PBOC Holdings *                                        1,100               10
Klamath First Bancorp                                    800                9
BankUnited Financial *                                 1,300                9
BT Financial                                             500                9
Coastal Bancorp                                          600                9
F New Brunswick                                          420                9
Republic Security Financial                            1,700                8
InterWest Bancorp                                        600                8
W Holdings Company                                       900                7
StateFed Financial                                       800                7
Woronoco Bancorp                                         600                6
Westcorp                                                 500                6
CENIT Bankcorp                                           500                6
Bedford Bancshares                                       600                5
Commonwealth Bancorp                                     400                5
Cooperative Bankshares                                   400                4
                                                                      -------
                                                                          824
                                                                      -------
Total Financial                                                        10,471
                                                                      -------
HEALTH CARE 8.8%

Drugs 6.1%
Immunex *                                             11,900              589
Genentech *                                            1,930              332
Millennium Pharmaceuticals *                           1,990              223
Forest Laboratories *                                  2,050              207
Sepracor *                                             1,700              205
Chiron *                                               4,300              204
Human Genome Sciences *                                1,200              160
IVAX *                                                 3,750              156
Tiansgenics *                                          2,200              131

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

PerkinElmer *                                          1,250     $        117
Abgenix *                                                900              108
Affymetrix *                                             650              107
Andrx *                                                1,400               89
Celgene *                                              1,500               88
King Pharmaceuticals *                                 1,950               86
Gilead Sciences *                                      1,065               76
Priority Healthcare (Class B) *                          997               74
Medarex *                                                800               68
Protein Design Labs *                                    400               66
ICN Genomics                                           2,100               58
Mylan Laboratories                                     3,200               58
Vertex Pharmaceuticals *                                 550               58
Jones Pharma                                           1,450               58
Incyte Pharmaceuticals *                                 700               58
Alkermes *                                             1,200               57
United Therapeutics *                                    500               54
Alpharma (Class A)                                       800               50
Invitrogen *                                             650               49
ICOS *                                                 1,100               48
Enzo Biochem *                                           700               48
COR Therapeutics *                                       550               47
Inhale Therapeutic Systems *                             450               46
Enzon *                                                1,070               45
Maxygen *                                                800               45
Myriad Genetics *                                        300               44
Tanox *                                                  900               43
Cephalon *                                               700               43
CV Therapeutics *                                        600               42
Digene *                                               1,000               40
Barr Laboratories *                                      900               40
AmeriSource Health *                                   1,300               40
Medicis Pharmaceutical *                                 700               40
Cubist Pharmaceuticals *                                 800               39
Tularik *                                              1,300               38
Alexion Pharmaceutical *                                 500               36
Neurocrine Biosciences *                               1,000               35

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Trimeris *                                               500     $         35
Titan Pharmaceuticals *                                  800               34
Immunomedics *                                         1,400               34
Sequenom *                                               700               32
Geron *                                                1,000               31
Maxim Pharmaceuticals *                                  600               31
Praecis Pharmaceuticals *                              1,100               31
Cygnus *                                               2,100               30
SuperGen *                                               800               29
Syncor International *                                   400               29
ILEX Oncology *                                          800               28
Cell Genesys *                                         1,000               28
Regeneron Pharmaceuticals *                              900               27
Amylin Pharmaceuticals *                               1,700               26
IDEXX Laboratories *                                   1,100               25
Pharmacyclics *                                          400               24
Biosite Diagnostics *                                    500               24
IntraBiotics Pharmaceuticals *                           900               24
Bergen Brunswig                                        4,315               24
Gene Logic *                                             660               24
Bindley Western Industries                               888               23
Cambrex                                                  500               22
Transkaryotic Therapies *                                600               22
Schein Pharmaceuticals *                               1,000               22
Neose Technologies *                                     500               21
Texas Biotechnology *                                  1,100               21
InterMune Pharmaceuticals *                              500               21
BioMarin Pharmaceutical *                              1,200               20
Bio-Technology General *                               1,500               20
ONYX Pharmaceuticals *                                 1,600               20
Targeted Genetics *                                    1,300               19
Cerus *                                                  370               19
Dura Pharmaceuticals *                                 1,300               19
Genome Therapeutics *                                    600               18
Avigen *                                                 400               18
BioCryst Pharmaceuticals *                               600               17
Corixa *                                                 400               17

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Emisphere Technologies *                                 400     $         17
Gensia Pharmaceuticals *                               2,100               17
Creative Biomolecules *                                1,200               17
Ventana Medical Systems *                                700               17
Antigenics *                                           1,000               16
Cell Pathways *                                          700               16
Albany Molecular Research *                              300               16
NPS Pharmaceuticals *                                    600               16
Allscripts *                                             700               16
Perrigo *                                              2,500               16
K-V Pharmaceutical *                                     600               16
NeoRx *                                                  800               15
EntreMed *                                               500               15
MGI PHARMA *                                             500               15
Ligand Pharmaceuticals *                               1,100               14
Kos Pharmaceuticals *                                    900               14
Neurogen *                                               500               14
Hyseq *                                                  300               14
Algos Pharmaceutical *                                   900               14
Vical *                                                  700               13
Biopure *                                                700               13
NeoPharm *                                               700               13
Northfield Laboratories *                                800               13
GelTex Pharmaceuticals *                                 600               12
ImmunoGen *                                            1,000               12
Nu Skin Asia Pacific *                                 2,100               12
Noven Pharmaceuticals *                                  400               12
Isis Pharmaceuticals (Class B) *                         800               12
Conentric Network *                                      800               12
Martek Biosciences *                                     600               11
NBTY *                                                 1,700               11
Covance *                                              1,200               11
AVANT Immunotherapeutics *                             1,000               11
PathoGenesis *                                           400               10
Organogenesis *                                          900               10
Collateral Therapeutics *                                400               10
Crescendo Pharmaceuticals *                              500               10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Aviron *                                                 300     $          9
Cell Therapeutics *                                      300                9
Closure Medical *                                        400                9
Alliance Pharmaceutical *                                800                9
D&K Healthcare *                                         800                8
Diversa *                                                250                8
Coulter Pharmaceutical *                                 400                8
ChiRex *                                                 400                8
Ribozyme Pharmaceuticals *                               300                8
NeoTherapeutics *                                        700                7
OXiGENE *                                                700                7
Matritech *                                            1,000                7
Immune Response *                                        600                7
Triangle Pharmaceuticals *                               700                6
ViroPharma *                                             400                6
Guilford Pharmaceuticals *                               400                6
Theragenics *                                            700                6
Valentis *                                               500                6
Arqule *                                                 300                6
Techniclone *                                          1,400                6
Genzyme General *                                        375                5
Synaptic Pharmaceutical *                              1,000                5
AVI BioPharma *                                          500                5
IGEN *                                                   300                5
Arris Pharmaceutical *                                   800                5
Xoma Limited *                                         1,100                5
Columbia Laboratories *                                  800                5
Von Pharmaceuticals                                      600                5
Immucor *                                                800                4
Progenics Pharmaceutical *                               300                4
Interleukin Genetics *                                   800                4
Microcide Pharmaceuticals *                              400                4
Hemispherx Biopharma *                                   600                3
SafeScience *                                            500                3
Trega Biosciences *                                      600                2
                                                                      -------
                                                                        5,967
                                                                      -------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Medical Products 1.8%
Stryker                                                4,700     $        206
Waters *                                               1,500              187
IDEC Pharmaceuticals *                                   900              106
MiniMed *                                                800               94
Techne *                                                 700               92
Imclone Systems *                                      1,000               76
Cytyc *                                                1,400               75
VISX *                                                 1,700               47
Beckman Coulter                                          800               47
Dentsply International                                 1,400               43
Patterson Dental *                                       800               41
Edwards Lifesciences *                                 1,600               31
Summit Technology *                                    1,500               28
Varian Associates *                                      700               27
Genzyme Transgenics *                                  1,000               27
Wesley Jessen VisionCare *                               700               26
ADAC Laboratories *                                    1,000               24
INAMED *                                                 600               22
ABIOMED *                                                700               22
ArthroCare *                                             400               21
Invacare                                                 800               21
Owens & Minor                                          1,200               21
Steris *                                               2,200               20
Haemonetics *                                            900               19
Novoste *                                                300               18
CONMED *                                                 700               18
Cohesion Technologies *                                1,400               17
Mentor                                                   600               16
ResMed *                                                 600               16
Henry Schein *                                           900               15
Merit Medical Systems *                                2,300               15
Kensey Nash *                                          1,300               14
CYTOGEN *                                              1,400               14
Biomatrix *                                              600               14
Arrow International                                      400               13
ATS Medical *                                            900               13
West Pharmaceutical Services                             600               13
Protocol Systems *                                       800               13

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Bacou USA *                                              600     $         12
Thermo Cardiosystems *                                 1,200               12
Analogic                                                 300               12
SangStat Medical *                                       400               12
Eltrax Systems *                                       1,900               11
Cooper Cos                                               300               11
Datascope                                                300               11
Aspect Medical Systems *                                 400               11
Respironics *                                            600               11
Aphton *                                                 400               10
LJL BioSystems *                                         500               10
PSS World Medical *                                    1,400                9
Genzyme Surgical Products *                              896                9
Advanced Tissue Sciences *                             1,100                9
LifeCell *                                             1,400                9
Aradigm *                                                500                9
IRIDEX *                                                 700                9
Cholestech *                                           1,100                8
Ocular Sciences *                                        700                8
Acuson *                                                 600                8
Sunrise Technologies International *                     800                8
Exactech *                                               500                8
VIVUS *                                                  900                6
Cyberonics *                                             500                6
Vasomedical *                                          1,000                5
American Science Engineering *                           800                4
Nexell Therapeutics                                      275                4
Eclipse Surgical Technologies *                          900                4
                                                                      -------
                                                                        1,778
                                                                      -------
Medical Providers & Services 0.9%
Quest Diagnostics *                                    1,010               72
Health Management (Class A) *                          5,300               69
PacifiCare Health Systems (Class A) *                  1,100               66
Universal Health Services *                              800               52
Oxford Health Plans *                                  2,200               52
Hillenbrand                                            1,600               50
Trigon Healthcare *                                      900               46
First Health Group *                                   1,400               46

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Foundation Health Systems *                            2,700     $         35
Lincare *                                              1,400               35
Orthodontic Centers of America *                       1,500               34
RehabCare Group *                                        800               22
Omnicare                                               2,400               22
Province Healthcare *                                    600               22
Renal Care Group *                                       800               20
Mid Atlantic Medical Services *                        1,400               19
Service Corp. International                            5,600               18
Quorum Health Group *                                  1,700               18
Coventry *                                             1,300               17
IMPATH *                                                 300               16
CryoLife *                                               700               16
LifePoint Hospitals *                                    700               16
Laboratory Corporation of America Holdings *             200               16
Dianon Systems *                                         600               15
Triad Hospitals *                                        600               15
Accredo Health *                                         400               14
Sunrise Assisted Living *                                600               11
Total Renal Care Holdings *                            1,700               10
Veterinary Centers of America *                          700               10
Hooper Holmes                                          1,200               10
United Wisconsin Services                              1,700                9
Lab Holdings                                           1,500                8
America Service Group *                                  400                8
AmeriPath *                                              800                7
Stewart Enterprises (Class A)                          1,800                6
NovaMed Eyecare *                                        600                5
AmSurg *                                                 900                5
LCA-Vision *                                           1,600                4
Res-Care *                                               600                3
Capital Senior Living *                                1,000                3
Sierra Health Services *                                 700                2
Alternative Living Services *                            800                2
United Wisconsin Group *                                 100                1
                                                                      -------
                                                                          927
                                                                      -------
Total Health Care                                                       8,672
                                                                      -------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

INDUSTRIAL 1.8%

Defense and Aerospace 0.2%
Precision Castparts                                      700     $         32
Alliant Techsystems *                                    300               20
Sequa (Class A) *                                        400               15
Orbital Sciences *                                     1,200               15
United Industrial                                      1,600               15
U.S. Wireleless *                                        600               13
LodgeNet Entertainment *                                 500               12
Kaman                                                  1,100               12
Stewart & Stevenson                                      700               10
SPACEHAB *                                             1,900                9
GenCorp                                                1,000                8
Allied Research *                                      1,000                7
HEICO                                                    400                6
Kellstrom Industries *                                   700                3
Heico (Class A)                                          250                3
T NETIX *                                                700                3
PNV *                                                  1,300                2
                                                                      -------
                                                                          185
                                                                      -------
Heavy Electrical Equipment 0.5%
Plug Power *                                           1,000               62
Commscope *                                            1,100               45
Teleflex                                               1,000               37
Cable Design Technologies *                            1,100               37
Hubbell (Class B)                                      1,400               36
C&D Technologies                                         600               34
Spectra-Physics Lasers *                                 400               28
Belden                                                 1,000               26
Optical Cable *                                          800               24
Anixter International *                                  800               21
Baldor Electric                                        1,100               21
UCAR International *                                   1,300               17
Lincoln Electric Holdings                              1,100               16
WESCO International *                                  1,400               13
A.O. Smith (Class B)                                     600               13
Hughes Supply                                            600               12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Woodward Governor                                        400     $         11
Anicom *                                               2,000                7
Alpine Group *                                         1,100                7
Regal-Beloit                                             400                6
Ultrak *                                                 600                5
LSI Industries                                           300                5
Owosso                                                 1,200                3
                                                                 ------------
                                                                          486
                                                                 ------------
Heavy Machinery 0.1%
Newport News Shipbuilding                                800               29
Trinity Industries                                     1,100               20
Tennant                                                  500               19
Dril-Quip *                                              400               19
AGCO                                                   1,300               16
Astec Industries *                                       600               15
JLG Industries                                         1,200               14
Terex *                                                1,000               14
Columbus Mckinnon                                        600                9
CMI (Class A)                                            800                3
                                                                 ------------
                                                                          158
                                                                 ------------
Industrial Parts 1.0%
American Standard *                                    1,600               66
Pentair                                                1,400               50
Marine Drilling *                                      1,700               48
EMCORE *                                                 370               44
Mattson Technology *                                   1,000               33
AAON *                                                 1,200               30
Cymer *                                                  600               28
IDEX                                                     900               28
York International                                     1,100               28
Donaldson                                              1,200               24
GaSonics International *                                 600               24
Tecumseh Products                                        600               23
Manitowoc                                                800               21
Mark IV                                                1,000               21
Nordson                                                  400               20
Brooks Automation *                                      300               19
Shaw Group *                                             400               19

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Powell Industries *                                    1,900     $         19
Kennametal                                               800               17
Genlyte Group *                                          800               17
Toro                                                     500               16
Specialty Equipment *                                    600               16
Rayovac *                                                700               16
Helix Technology                                         400               16
Flowserve                                              1,000               15
Kaydon                                                   700               15
Simpson Manufacturing *                                  300               14
Thomas Industries                                        800               14
Semitool *                                               800               14
Lennox International                                   1,000               13
Presstek *                                               800               13
Lindsay Manufacturing                                    650               13
SPS Technologies *                                       300               12
CLARCOR                                                  600               12
Key Technology *                                       1,400               12
UNOVA *                                                1,600               12
SpeedFam International *                                 600               11
AMETEK                                                   600               10
Applied Industrial Technologies                          600               10
Graco                                                    300               10
EDO                                                    1,500                9
T B Wood's                                               900                9
Blout International *                                  1,207                9
Robbins & Myers                                          400                9
Detroit Diesel                                           600                9
TransTechnology                                          800                9
Thermo Fibertek *                                      1,700                8
Zoltek *                                                 900                8
Watts Industries (Class A)                               600                7
Exide                                                    900                7
Flow International *                                     700                7
CUNO *                                                   300                7
Enviromental Tectonics *                                 700                6
CTB International *                                      900                6

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

NN                                                       600     $          6
Standard Motor Products                                  700                6
Washington Scientific Industries *                     1,400                6
Middleby *                                               800                6
Graham *                                                 600                5
Waterlink *                                              800                2
BHA Group (Class A)                                      100                1
                                                                 ------------
                                                                          985
                                                                 ------------
Total Industrial                                                        1,814
                                                                 ------------

RETAIL 2.5%

Clothing Stores 0.8%
Intimate Brands                                       11,430              226
Ross Stores                                            2,600               44
Talbots                                                  800               44
Brauns Fashions *                                      1,200               44
Payless Shoesource *                                     705               36
WoolWorth *                                            3,500               36
The Neiman Marcus Group *                              1,100               33
Abercrombie & Fitch (Class A) *                        2,500               30
Claire's Stores                                        1,500               29
Dress Barn *                                           1,100               24
Pacific Sunwear *                                      1,100               21
Footstar *                                               600               20
AnnTaylor Stores *                                       600               20
Gadzooks *                                             1,600               19
Men's Wearhouse *                                        700               16
Too *                                                    600               15
Factory 2-U Stores *                                     400               15
Charming Shoppes *                                     2,900               15
Stein Mart *                                           1,300               13
American Eagle Outfitters *                              900               13
The Children's Place *                                   600               12
Burlington Coat Factory                                1,100               12
Harold's Stores *                                      1,700                4
Syms *                                                   900                3
                                                                 ------------
                                                                          744
                                                                 ------------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Department Stores 0.1%
Family Dollar Stores                                   4,100     $         80
Saks *                                                 3,675               39
Shopko Stores *                                          600                9
Value City Dept Stores *                                 700                7
Ames Department Stores *                                 800                7
Elder-Beerman Stores *                                 1,500                6
Bon-Ton Stores *                                       1,400                3
                                                                 ------------
                                                                          151
                                                                 ------------
Grocery Stores 0.3%
Hannaford Brothers                                       950               68
Food Lion                                              3,600               64
Weis Markets                                           1,100               36
Whole Foods Market *                                     700               29
7-Eleven *                                             1,700               24
Casey's General Stores                                 1,700               18
Ruddick                                                1,200               14
Marsh Supermarkets                                       600                6
Wild Oats Markets *                                      400                5
Rocky Mountain Chocolate Factory *                       576                3
                                                                 ------------
                                                                          267
                                                                 ------------
Retailing/Specialty Retailers 1.3%
CDW Computer Centers *                                 2,000              125
Dollar Tree Stores *                                   2,325               92
BJ's Wholesale Club *                                  1,600               53
Fastenal                                               1,000               51
Williams-Sonoma *                                      1,500               49
PC Connection *                                          700               40
Barnes & Noble *                                       1,700               38
99 Cents Only Stores *                                   933               37
Insight Enterprises *                                    600               36
Medpartners *                                          4,900               33
Zale *                                                   900               33
Linens `n Things *                                     1,200               32
Michaels Stores *                                        700               32
Borders Group *                                        1,900               30

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Krispy Kreme Doughnuts *                                 400     $         29
Direct Focus Inc *                                       500               24
ValueVision International (Class A) *                  1,000               24
Fred's (Class A)                                       1,300               24
Spiegel (Class A)                                      2,800               24
O'Reilly Automotive *                                  1,700               23
Lands' End *                                             700               23
Ventro *                                               1,100               21
Trans World Entertainment *                            1,700               21
buy.com *                                              3,800               19
eToys *                                                3,000               19
Tweeter Home Entertainment Group *                       600               18
Polymedica *                                             400               17
Cost Plus *                                              600               17
Hibbett Sporting Goods *                                 700               16
Tuesday Morning *                                      1,500               15
The Boyds Collection *                                 1,800               15
MSC *                                                    700               15
Damark International *                                   700               15
Bandag                                                   600               14
Hollywood Entertainment *                              1,800               14
Drugstore.com *                                        1,700               13
School Specialty *                                       676               12
OfficeMax *                                            2,400               12
West Marine *                                          1,700               12
Advanced Marketing Services                              600               11
Hancock Fabrics                                        2,600               11
Webvan Group *                                         1,500               11
Duane Reade *                                            400               10
Electronics Boutique Holdings *                          600               10
Cole National (Class A)                                1,300                9
IntertAn *                                               750                9
Global DirectMail *                                    2,100                8
Envision Development *                                   300                8
Miami Computer Supply *                                  300                8
PriceSmart *                                             200                8
United Auto Group *                                      800                7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Wolohan Lumber                                           700     $          7
CSK Auto *                                               900                7
Finlay Enterprises *                                     500                6
Haverty Furniture                                        700                6
barnesandnoble.com *                                     900                6
Stamps.com *                                             800                6
PETsMART *                                             1,600                5
Good Guys *                                            1,400                5
Sunglass Hut International *                             600                5
Elcom International *                                    600                4
Friedman's                                               800                4
Ideamall *                                               800                4
1-800-FLOWERS.com *                                      600                3
Shop At Home *                                           600                3
Ashford.com *                                            800                2
Emerging Vision *                                        800                2
E-Stamp *                                              1,000                2
Fogdog *                                                 800                1
                                                                 ------------
                                                                        1,325
                                                                 ------------
Total Retail                                                            2,487
                                                                 ------------

TECHNOLOGY 37.3%

Communication Equipment 2.7%
Sycamore Networks *                                    5,600              618
CIENA *                                                3,340              557
Terayon Communication Systems *                        1,300               83
Advanced Fibre Communications *                        1,800               82
Polycom *                                                800               75
Tekelec *                                              1,500               72
DSP Group *                                            1,200               68
Powerwave Technologies *                               1,500               66
Digital Microwave *                                    1,610               61
Harris                                                 1,800               59
Plantronics *                                            500               58
Sawtek *                                               1,000               58
ditech Communications *                                  600               57
ADTRAN *                                                 900               54

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

L3 Communications Holdings *                             900     $         51
ADC Telecommunications *                                 602               50
Aspect Telecommunications *                            1,200               47
Natural MicroSystems *                                   400               45
ANTEC *                                                1,000               42
Harmonic *                                             1,384               34
Metawave Communications *                              1,100               29
California Amplifier *                                   600               27
Ulticom *                                              1,100               27
Carrier Access *                                         500               26
VYYO *                                                   900               24
Comtech Telecommunications *                           1,350               22
ViaSat *                                                 400               22
Telaxis Communications *                                 600               19
Celeritek *                                              400               16
MCK Communications *                                     700               16
C-COR.net *                                              600               16
Airnet Communications *                                  600               16
Allen Telecom *                                          800               14
RF Monolithics *                                         900               14
Glenayre Technologies *                                1,200               13
Westell Technologies *                                   800               12
P-COM *                                                1,900               11
InteliData Technologies *                              1,000               10
Com21 *                                                  400               10
Lifeline Systems *                                       700               10
Inter-Tel                                                500                8
Brooktrout Technology *                                  300                7
Xeta Technologies *                                      200                6
SpectraLink *                                            400                6
Applied Signal Technology                                500                6
Active Voice *                                           600                5
InterVoice *                                             710                5
Globecomm Systems *                                      300                4
Data Critical *                                          200                3
PictureTel *                                             800                2
                                                                 ------------
                                                                        2,643
                                                                 ------------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Computer Communications Equipment 1.2%
Brocade Communications Systems *                       2,600     $        476
Extreme Networks *                                     1,200              126
Alleon WebSystems *                                      900               90
Cisco Systems *                                        1,379               88
Emulex *                                                 800               52
Echelon *                                                700               41
Electronics for Imaging *                              1,500               38
Proxim *                                                 330               33
Paradyne Networks *                                      900               29
Extended Systems *                                       300               29
Apex *                                                   500               22
Ancor Communications *                                   600               21
SCM Microsystems *                                       350               21
Cybex Computer Products *                                500               21
Tricord Systems *                                      1,100               20
Network Peripherals *                                    900               15
Splash Technology *                                    1,400               11
Gadzoox Networks *                                       700               10
Digi International *                                   1,000                6
FVC.com *                                                500                4
Auspex Systems *                                         600                3
VideoServer *                                            600                3
Performance Technologies *                               300                3
                                                                 ------------
                                                                        1,162
                                                                 ------------
Computer Makers 0.2%
Digital Lightwave *                                      650               65
MMC Networks *                                           800               43
Palm *                                                   800               27
Micron Electronics *                                   1,700               21
Concurrent Computer *                                  1,100               15
Xybernaut *                                            1,100               12
Vitech America *                                       1,400                8
Bitwise Designs *                                        700                4
                                                                 ------------
                                                                          195
                                                                 ------------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Computer Software 6.7%
Redback Networks *                                     3,370     $        604
i2 Technologies *                                      4,503              470
TIBCO Software *                                       4,300              461
BEA Systems *                                          5,700              282
Vignette *                                             4,500              234
Rational Software *                                    2,100              195
Intuit *                                               4,600              190
Micromuse *                                              800              132
Peregrine Systems *                                    3,625              126
Cadence Design Systems *                               5,600              114
Electronic Arts *                                      1,500              109
Quest Software *                                       1,900              105
Entrust Technologies *                                 1,200              100
ISS Group *                                              950               94
Safeguard Scientifics *                                2,900               93
Symantec *                                             1,460               79
Agile Software *                                       1,100               78
Checkfree Holdings *                                   1,400               72
Macrovision *                                          1,000               64
Network Associates *                                   2,900               59
Acxiom *                                               2,100               59
Wind River Systems *                                   1,476               56
Synopsys *                                             1,600               55
LHS Group *                                            1,600               55
National Instruments *                                 1,200               52
SERENA Software *                                      1,100               50
Titan *                                                1,100               49
Informatica *                                            600               49
Mercator Software *                                      700               48
Virginia Linux Systems *                               1,112               48
Sybase *                                               2,000               46
Informix *                                             6,000               45
Retek *                                                1,300               42
NetIQ *                                                  682               41
J.D. Edwards *                                         2,700               41
SilverStream Software *                                  700               40
Software Technologies *                                1,300               40

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

MetaSolv Software *                                      900     $         40
Advent Software *                                        600               39
Actuate *                                                700               37
HNC Software *                                           600               37
Dendrite International *                               1,100               37
New Era of Networks *                                    860               37
Documentum *                                             400               36
Mentor Graphics *                                      1,800               36
Remedy *                                                 600               33
Manugistics Group *                                      700               33
Pharmacopeia *                                           700               32
Legato Systems *                                       2,100               32
Lightbridge *                                          1,300               31
Aware *                                                  600               31
National Computer Systems                                600               30
Numerical Technologies *                                 600               29
Predictive Systems *                                     800               29
Accrue Software *                                        800               28
WatchGuard Technologies *                                500               27
Cerner *                                               1,000               27
Puma Technology *                                      1,000               27
Verity *                                                 700               27
ACTV *                                                 1,600               24
MicroStrategy (Class A) *                                800               24
SeaChange International *                                800               23
JDA Software Group *                                   1,200               23
Allaire *                                                600               22
Embarcadero *                                            700               21
Concord Communications *                                 500               20
SPSS *                                                   700               20
Radiant Systems *                                        850               20
Progress Software *                                    1,100               20
IMRglobal *                                            1,500               20
Hyperion Solutions *                                     600               19
Mercury Computer Systems *                               600               19
Aspen Technology *                                       500               19

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Complete Busines Solutions *                           1,100     $         19
Cysive *                                                 800               19
Extensity *                                              550               19
Sanchez Computer Associates *                            800               19
WebTrends *                                              480               18
MapInfo *                                                450               18
Policy Management Systems *                            1,200               18
ONYX Software *                                          600               18
Clarus *                                                 450               17
Manhattan Assocs *                                       700               17
Industri-Matematik *                                   3,200               17
Transaction Systems Architects *                       1,000               17
Brio Technology *                                        800               17
BondView Development *                                 1,400               17
Intergraph *                                           2,200               17
NetZero *                                              3,100               16
StarBase *                                             1,500               16
Borland International *                                2,600               16
Computer Network Technology *                            900               16
Avant *                                                  800               15
FileNet *                                                800               15
Visual Networks *                                        500               14
Systems & Computer Technology *                          700               14
Exchange Applications *                                  500               13
TenFold *                                                800               13
MICROS Systems *                                         700               13
Bluestone Software *                                     500               13
Project Software & Development *                         700               13
Websense *                                               500               13
Applix *                                               1,600               13
AremisSoft De *                                          400               12
Advantage Learning Systems *                             800               12
DSET *                                                   400               12
Excalibur Technologies *                                 300               12
Corsair Communications *                                 400               11
SAGA SYSTEMS*                                            900               11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Research Engineers *                                     600     $         11
Structural Dynamics Research *                           700               11
Retix *                                                  600               10
Santa Cruz Operation *                                 1,600               10
Bottomline Technologies *                                300               10
BTG *                                                  1,200               10
Great Plains Software *                                  500               10
Phoenix Technologies *                                   600               10
Witness Systems *                                        400               10
Moldflow *                                               600                9
Summit Design *                                        2,000                9
NetScout Systems *                                       700                9
Communication Intelligence                             2,000                9
AVT *                                                  1,200                9
Click2learn.com *                                        500                9
Midway Games *                                         1,079                9
Indus International *                                  1,000                9
Sagent Technology *                                      600                9
Sonic Foundry *                                          400                8
TREEV *                                                1,300                8
IDX Systems *                                            600                8
Centura Software *                                     1,500                8
LCC International *                                      300                8
Computer Horizons *                                      600                8
Novadigm *                                               400                8
Netsolve *                                               300                8
CACI International *                                     400                8
Tripos *                                                 400                8
Tanning Technology *                                     400                8
Datalink *                                               500                7
InfoCure *                                             1,300                7
4Front Technologies *                                    600                7
NetManage *                                            1,600                7
Software Spectrum *                                      400                7
NHancement Technologies *                                500                7
Latitude Communications *                                600                7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Scientific Learning *                                    300     $          7
Pegasystems *                                          1,300                7
Health Management Systems *                            2,000                7
Objective Systems Integrators *                          600                6
CCC Information Services Group *                         600                6
Daleen Technologies *                                    400                6
Datastream *                                             500                6
Geoworks *                                               400                6
Avid Technology *                                        500                6
MetaCreations *                                          500                6
Eclipsys *                                               800                6
Artificial Life *                                        300                6
NEON Systems *                                           300                6
eXcelon *                                                700                6
3Do *                                                    700                5
Blaze Software *                                         400                5
MAPICS *                                                 900                5
Norstan *                                              1,300                5
Integral Systems *                                       300                5
General Magic *                                          600                5
Carreker-Antinori *                                      600                5
Interact Commerce *                                      400                5
Litronic *                                               500                4
Troy Group *                                             300                4
Applied Digital Solutions *                            1,300                4
Spatial Technology *                                   1,100                4
viaLink *                                                400                4
Ducocorp *                                             1,100                4
Datatec Systems *                                        700                4
Banyon Systems *                                         500                4
SVI Holdings *                                           700                4
Intelligroup *                                           300                4
Information Architects *                                 500                3
Unify *                                                  400                3
GT Interactive Software                                  400                3
Learn2.com *                                           1,600                3
Rogue Wave Software *                                    600                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Intelect Communications *                              1,200     $          3
Platinum Software *                                    1,100                3
First Consulting Group *                                 500                3
CompuCom Systems *                                     1,600                3
eShare Technologies *                                    400                3
QAD *                                                    700                3
On2.com *                                                500                3
Smith Micro Software *                                   400                3
Optika *                                                 400                2
RAVISENT Technologies *                                  300                2
Viisage Technology *                                     700                2
eSoft *                                                  300                2
Concur Technologies *                                    500                2
Smith-Gardner & Assocs *                                 400                2
INSO *                                                   300                2
Logility *                                               400                2
Aztec Consulting *                                       538                1
                                                                      -------
                                                                        6,569
                                                                      -------
Electronic Equipment 4.8%
Level 3 Communications *                               8,700              765
Metromedia Fiber Network *                            11,400              452
Jabil Circuit *                                        4,500              223
American Tower Systems (Class A) *                     3,400              142
SCI Systems *                                          3,610              142
Vishay Intertechnology *                               3,200              121
AVX                                                    4,200               96
Tollgrade Communications *                               700               93
Power-One *                                              800               91
SPX *                                                    750               91
TeleCorp PCS *                                         2,000               81
MRV Communications *                                   1,200               81
Newport                                                  750               81
Netro *                                                1,300               75
Technitrol                                               700               68
Amphenol *                                             1,000               66
New Focus *                                              800               66
Credence Systems *                                     1,000               55
Coherent *                                               650               54

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Litton Industries *                                    1,200   $           50
Thermo Instrument Systems *                            2,600               49
Cyberoptics *                                          1,050               49
Cobalt Networks *                                        800               46
KEMET *                                                1,800               45
Agilent Technologies *                                   600               44
Plexus *                                                 380               43
Cognex *                                                 800               41
ACLARA BioSciences *                                     800               41
Anaren Microwave *                                       300               39
Aurora Biosciences *                                     540               37
Zygo *                                                   400               36
Sanmina *                                                420               36
LTX *                                                  1,000               35
Vicor *                                                1,000               35
Methode Electronics (Class A)                            900               35
Trimble Navigation *                                     700               34
Xircom *                                                 700               33
Pinnacle *                                             1,400               32
Littelfuse *                                             600               30
Advanced Energy Industries *                             500               30
Varian *                                                 600               28
MKS Instruments *                                        700               27
Keithley Instruments                                     300               26
DDi *                                                    900               26
Act Manufacturing *                                      550               26
Artesyn Technologies *                                   900               25
Fisher Scientific *                                    1,000               25
Wink Communications *                                    800               24
United Dominion Industries                             1,400               24
Caliper Technologies *                                   500               23
PC-Tel                                                   600               23
Photon Dynamics *                                        300               22
Valence Technology *                                   1,200               22
Sensormatic Electronics *                              1,400               22
Park Electrochemical                                     600               22
Federal Signal                                         1,300               21

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

ParkerVision *                                           400   $           20
Excel Technology *                                       400               20
Bio-Rad Laboratories *                                   800               20
Aeroflex *                                               400               20
Viasystems Group *                                     1,200               19
Rudolph Technologies *                                   500               19
Esterline Technologies *                               1,300               19
UTStarcom *                                              600               18
InterDigital Commerce *                                1,100               18
Research Frontiers *                                     600               18
BEI Technologies                                         700               18
Mechanical Technology *                                1,110               17
Dionex *                                                 600               16
Pioneer-Standard Electronics                           1,100               16
Therma Wave *                                            700               16
Roper Industries                                         600               15
FEI *                                                    500               15
Meade Instruments *                                      600               15
Benchmark Electronics *                                  400               15
II-VI *                                                  300               15
Rogers *                                                 400               14
Thermedics *                                           1,400               14
Molecular Devices *                                      200               14
Somera Communications *                                1,000               14
Kimball International                                    900               13
World Access *                                         1,200               13
Input/Output *                                         1,500               13
GenRad *                                               1,400               13
EMS Technologies *                                       700               13
Nanometrics *                                            300               12
Brightpoint *                                          1,400               12
MagneTek *                                             1,500               12
Chromavision Medical Systems *                           900               12
SBS Technologies *                                       300               11
DRS Technologies *                                       900               10
Ultratech Stepper *                                      700               10
Video Display *                                        1,700               10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Netrix *                                                 800   $           10
T-HQ *                                                   750                9
General Cable                                          1,000                8
Hutchinson Technology *                                  500                7
Checkpoint Systems *                                     900                7
Interspeed *                                             400                7
Perceptron *                                           1,600                6
APA Optics *                                             300                4
LeCroy *                                                 400                4
Sage *                                                   200                3
                                                                      -------
                                                                        4,673
                                                                      -------
Information Services 1.7%
FIserv *                                               2,825              122
Internap Network Services *                            2,850              118
DST Systems *                                          1,470              112
Red Hat                                                3,400               92
SunGard Data Systems *                                 2,700               84
CSG Systems International *                            1,400               78
Total Systems Services                                 4,600               73
Healtheon *                                            4,400               65
HomeStore.com *                                        1,750               51
Affiliated Computer Services (Class A) *               1,400               46
Keynote Systems *                                        650               45
Galileo International                                  1,900               40
BISYS Group *                                            600               37
Keane *                                                1,700               37
Savvis Communications *                                2,300               30
American Management Systems *                            900               29
PurchasePro.com *                                        700               29
Avert                                                  1,100               27
Data Return *                                            900               26
Interliant *                                           1,100               26
Factset Research Systems                                 900               25
BSQUARE *                                              1,100               25
Perot Systems *                                        2,200               24
MP3.com *                                              1,700               23
Multex.com*                                              900               23
Primark *                                                600               22

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Breakaway Solutions *                                    800   $           22
Igate Capital *                                        1,500               21
Barra *                                                  400               20
Answerthink *                                          1,100               18
Agency.com *                                           1,000               18
CIBER *                                                1,300               17
National Information Consortm *                        1,500               17
Sykes Enterprises *                                    1,300               17
Group 1 Software *                                       900               16
Digital Insight *                                        431               15
Pivotal *                                                600               14
Cambridge Technology Partners *                        1,600               14
The A Consulting Team *                                1,800               14
Calico Commerce *                                        800               13
Corillian *                                              700               12
Comptek Research *                                       600               11
Medquist *                                               293               10
HotJobs.com *                                            700               10
C-bridge Internet Solutions *                            500                9
PEC Solutions *                                        1,000                8
Technology Solutions *                                 1,300                8
CoStar Group *                                           300                7
QRS *                                                    300                7
Tier Technologies (Class B) *                          1,300                7
Student Advantage *                                      900                7
Cognizant Technology Solutions *                         200                7
TriZetto Group *                                         400                6
UBICS *                                                2,200                6
Pegasussystems *                                         500                5
McAfee.com *                                             200                5
Travelocity.com *                                        300                5
U.S. Interactive *                                       320                4
Metro Information *                                      400                4
PSW Technologies                                         300                4
Luminant Worlwide *                                      400                3
Loislaw *                                                400                3
N2H2 *                                                   600                3

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Cavion Technologies *                                    300   $            3
Zapme! *                                               1,000                3
DAOU Systems *                                         1,500                3
Superior Consultant Holdings *                           500                2
Circle.com *                                             550                2
PFSweb *                                                 300                1
HomeSeekers.com *                                        300                1
Opus360 *                                                 25                0
                                                                      -------
                                                                        1,711
                                                                      -------
Internet 11.1%
Juniper Networks *                                     7,460            1,086
VeriSign *                                             4,611              813
Ariba *                                                4,500              441
Exodus Communications *                                8,800              406
e-Bay *                                                6,300              342
Inktomi *                                              2,600              308
CMGI *                                                 6,668              305
InfoSpace.com *                                        5,500              304
Amazon.com *                                           8,300              301
Broadvision *                                          5,761              292
Portal Software *                                      3,800              243
At Home *                                              9,040              187
RealNetworks *                                         3,700              187
Vitria Technology *                                    2,900              177
GlobeSpan *                                            1,350              165
priceline.com *                                        4,100              156
Commerce One *                                         3,400              155
Art Technology Group *                                 1,480              149
Software.com *                                         1,100              143
Copper Mountain *                                      1,500              132
Kana Communications *                                  2,098              130
Lycos *                                                2,200              119
Macromedia *                                           1,200              116
E*TRADE Group *                                        6,930              114
WebMethods *                                             700              110
DoubleClick *                                          2,792              106
Phone.com *                                            1,600              104
PSINet *                                               4,040              101

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Efficient Networks *                                   1,200   $           88
Critical Path *                                        1,500               87
Infonet Services *                                     6,900               82
Scient *                                               1,750               78
E.piphany *                                              710               76
Interwoven *                                             600               66
Digital Island *                                       1,350               66
VerticalNet *                                          1,700               63
Proxicom *                                             1,200               57
Clarent *                                                800               57
Sonicwall *                                              650               57
CNET Networks *                                        2,260               55
Cacheflow *                                              900               55
Navisite *                                             1,300               54
Active Software *                                        700               54
Inet Technologies *                                    1,000               54
Liberate Technologies *                                1,850               54
AmeriTrade *                                           4,600               53
MatrixOne *                                            1,300               53
Nuance Communications *                                  600               50
On Display *                                             600               49
Akamai Technologies *                                    378               45
Earthlink *                                            2,907               45
USInternetworking *                                    2,100               43
Choice One Communications *                            1,000               41
FreeMarkets *                                            850               40
Intertrust Technologies *                              1,960               40
Go2Net *                                                 800               40
FirePond *                                             1,100               40
F5 Networks *                                            700               38
Verio *                                                  670               37
AppNet Systems *                                       1,000               36
Digex *                                                  530               36
AsiaINfo Holdings *                                      800               36
Tumbleweed Communications *                              700               36
Viant *                                                1,200               36
Looksmart *                                            1,900               35

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Ibasis *                                                 800   $           34
Luminex *                                                800               33
Broadbase Software *                                   1,080               33
StarMedia Network *                                    1,700               32
Razorfish *                                            1,950               31
Engage Technologies *                                  2,400               31
DigitalThink *                                           800               29
CareInsite *                                           1,600               29
Quintus *                                              1,413               28
iXL Enterprises *                                      1,900               28
Rhythms NetConnections *                               2,100               26
Internet Capital Group *                                 700               26
OTG Software *                                           900               26
S1 *                                                   1,100               26
IDT *                                                    700               24
Packeteer *                                              800               23
Saba Software *                                        1,100               23
NetRatings *                                             900               23
ORATEC Interventions *                                   700               23
Intranet Solutions *                                     600               23
GoTo.com *                                             1,500               23
HomeGrocer.com *                                       3,800               23
Tut Systems *                                            400               23
Primus Knowledge Solutions *                             500               23
Xpedior *                                              1,600               22
Lante *                                                1,050               21
Internet Pictures *                                    1,400               21
Ticketmaster Online-CitySearch *                       1,300               21
Organic *                                              2,200               21
Netopia *                                                500               20
VIA NET.WORKS *                                        1,300               20
Digitas *                                              1,200               20
Loudeye Technologies *                                 1,100               19
eMerge *                                               1,050               19
Interactive Intelligence *                               500               19
Rare Medium Group *                                    1,170               19
Caldera Systems *                                      1,400               18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Vicinity *                                               900     $         18
Selectica *                                              250               17
Bearer Free                                            1,900               17
Niku *                                                   500               17
Chordiant Software *                                   1,000               17
Lifeminders *                                            560               17
Open Market *                                          1,200               17
Expedia *                                              1,100               16
Ask Jeeves *                                             900               16
Internet.com *                                           800               16
Spyglass *                                               500               16
Mediaplex *                                              800               15
AXENT Technologies *                                     600               15
Universal Access *                                       600               15
Persistence Software *                                   800               15
InterWorld *                                             700               14
Apropos Technology *                                     700               14
Network Access Solutions *                             1,400               13
Juno Online Services *                                 1,200               13
Media Metrix *                                           500               13
EBENX *                                                  600               13
net.Genesis *                                            700               13
Digital Impact *                                         900               13
About.com *                                              400               13
Worldgate Communications *                               700               12
Hotel Reservations Network *                             400               12
Telocity *                                             2,500               11
Neoforma.com *                                         1,600               11
Intraware *                                              700               11
Marimba *                                                800               11
Egain Communications *                                   900               11
iManage *                                              1,100               11
Netpliance *                                           1,200               11
Inforte *                                                300               11
SmartServ Online *                                       150               11
FirstWorld Communications *                            1,000               10
L90 *                                                  1,000               10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

CyberSource *                                            700   $           10
Digital Corier Technologies *                          1,500               10
MyPoints *                                               500               10
Lightspan Partnership *                                1,700                9
Preview Systems *                                        700                9
GRIC Communications *                                    500                9
Medicalogic *                                            955                9
High Speed Access *                                    1,300                9
Getthere *                                               800                8
Prodigy Communications *                                 800                8
America Online *                                         157                8
Prime Response *                                       1,200                8
Eprice *                                                 500                8
Versata *                                                200                8
Switchboard *                                            800                8
Viador *                                                 500                8
24/7 Media *                                             500                8
FairMarket *                                           1,100                8
Liquid Audio *                                           800                8
AppliedTheory *                                          500                8
Ramp Networks *                                          600                7
HealthExtras *                                         1,300                7
SportsLine USA *                                         400                7
OneMain.com *                                            600                7
Voyager.net *                                            800                7
Convergent Communications *                              800                6
Net Perceptions *                                        400                6
Audible *                                              1,500                6
GlobalNet Financial.com *                                300                6
Register.com *                                           200                6
MessageMedia *                                         1,700                6
Cybergold *                                              600                6
MarketWatch.com *                                        300                6
CAIS Internet *                                          400                6
Skillsoft *                                              400                6
Harris Interactive *                                   1,000                5
Centra Software *                                        500                5

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Sciquest *                                               400   $            5
NetObjects *                                             500                5
Pilot Network Services *                                 300                4
Onvia.com *                                              500                4
iVillage *                                               500                4
Lionbridge Technologies *                                400                4
Netzee *                                                 700                4
NetSpeak *                                               400                4
Mail.com *                                               700                4
CyberCash *                                              800                4
Launch Media *                                           400                4
Uproar *                                                 500                4
Eloquent *                                               400                4
Avenue A *                                               400                4
TheStreet.com *                                          600                3
The Cobalt Group *                                       500                3
Collectors Universe *                                  1,100                3
BiznessOnline.com *                                      600                3
Landacorp *                                              700                3
Rocky Mountain Internet *                              1,000                3
Digital River *                                          400                3
Telescan *                                               400                3
Deltathree *                                             200                3
BE *                                                     600                3
CDnow *                                                  900                3
Quotesmith.com *                                       1,300                3
CUseeMe Networks *                                       300                3
WEBB Interactive Services *                              200                3
Delano Technology *                                      200                2
ZipLink *                                                400                2
Egghead.com *                                            800                2
EDGAR Online *                                           700                2
Freeshop *                                               400                2
Ashton Technology Group *                                700                2
Netgateway *                                           1,000                2
EMusic.com *                                             800                2
Hearme *                                                 400                2

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Rainmaker Systems *                                      600   $            2
Rowecom *                                                200                1
                                                                      -------
                                                                       10,930
                                                                      -------
Miscellaneous Computer Hardware 1.6%
Foundry Networks *                                     2,650              292
Symbol Technologies                                    3,150              170
Sandisk *                                              1,600               98
Tech Data *                                            1,300               57
RSA Security *                                           800               56
Jack Henry & Associates                                1,000               50
Dataram *                                              1,650               48
Diebold                                                1,700               47
Quantum *                                              4,100               40
Netegrity *                                              500               38
Black Box *                                              470               37
Ingram Micro *                                         1,900               33
NYFIX *                                                  750               31
Zebra Technologies (Class A) *                           700               31
Storage Technology *                                   2,800               31
Quantum *                                              2,700               30
Globix *                                               1,000               29
RadiSys *                                                500               28
Scansource *                                             700               28
Imation *                                                900               26
Procom Technology *                                      500               26
MIPS Technologies *                                      600               25
Maxtor *                                               2,400               25
Advanced Digital Info *                                1,400               22
Osicom Technologies *                                    250               21
Interlink Electronics *                                  450               19
Wave Systems *                                         1,100               17
Crossroads Systems *                                     640               16
SmartDisk *                                              600               16
Immersion *                                              500               15
Take-Two Interactive Software *                        1,200               15
Iomega *                                               3,400               14
Western Digital *                                      2,700               14
NETSilicon *                                             400               13

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

In Focus Systems *                                       400   $           13
Stratasys *                                            1,700               11
Hypercom *                                               700               10
Exabyte *                                              2,200               10
eMachines *                                            3,400                9
Vixel *                                                1,000                8
Identix *                                                500                8
Kronos *                                                 300                8
Secure Computing *                                       400                8
Metrologic Instrs *                                      500                7
Coinstar *                                               600                6
Amplicon                                                 600                6
Gerber Scientific                                        500                6
MTI Technology *                                         600                5
Aspeon *                                                 900                4
Global Payment Technologies *                            600                4
Hauppague Digital *                                      400                4
SoftNet Systems *                                        400                4
Mitek Systems *                                          600                4
Ultradata Systems *                                    1,200                3
SED International Holdings *                             600                2
Optio Software *                                         400                2
En Pointe Technologies *                                 200                2
                                                                      -------
                                                                        1,602
                                                                      -------
Semiconductor Capital Equipment 0.4%
Lam Research *                                         2,750              103
Veeco *                                                  629               46
Kulicke & Soffa *                                        700               41
Varian Semiconductor Equipment *                         600               38
Photronics *                                           1,310               37
Asyst Technologies *                                     900               31
Pri Automation *                                         400               26
Silicon Valley Group *                                   800               21
FSI International *                                      600               13
BTU International *                                      800               10
CFM Technologies *                                       600                9
Electroglas *                                            400                9
                                                                      -------
                                                                          384
                                                                      -------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Semiconductors 6.9%
JDS Uniphase *                                        13,002   $        1,558
SDL *                                                  1,700              485
E-Tek Dynamics *                                       1,590              419
Vitesse Semiconductor *                                4,400              324
Applied Micro Circuits *                               2,900              286
Rambus *                                               2,280              235
Atmel *                                                5,300              196
RF Micro Devices *                                     1,900              166
Integrated Device Technology *                         2,100              126
Burr Brown *                                           1,350              117
QLogic *                                               1,700              113
Microchip Technology *                                 1,900              111
Amkor Technology *                                     3,000              106
Cypress Semiconductor *                                2,400              101
Cree Research *                                          750              100
Finisar *                                              3,600               94
NVIDIA *                                               1,300               83
Micrel *                                               1,880               82
TriQuint Semiconductor *                                 850               81
Fairchild Semiconductor *                              1,910               77
Arrow Electronics *                                    2,400               74
Lattice Semiconductor *                                1,070               74
Semtech *                                                900               68
International Rectifier *                              1,200               67
Avnet                                                  1,100               65
Transwitch *                                             800               62
Dallas Semiconductor                                   1,400               57
Siliconix *                                              800               54
Intersil Holding *                                     1,000               54
Virata *                                                 900               54
Silicon Storage Technology *                             600               53
Kopin *                                                  700               49
TelCom Semiconductor *                                 1,100               44
Energy Conversion Devices *                            1,700               43
Elantec Semiconductor *                                  600               42
Alpha Industries *                                       900               40

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

IXYS *                                                   700   $           37
Quantum Effect Devices *                                 600               34
Three-Five Systems *                                     550               33
Actel *                                                  700               32
Oak Technology *                                       1,400               30
HEI *                                                  2,100               29
PLX Technology *                                         700               29
Avanex *                                                 300               29
S3 *                                                   1,900               28
Pericom Semiconductor *                                  400               28
DuPont Photomasks *                                      400               27
CTS                                                      600               27
Alliance Semiconductor                                 1,100               27
Integrated Silicon Solution *                            700               27
Zoran *                                                  400               26
Exar *                                                   300               26
MEMC Electronic Materials *                            1,400               25
REMEC *                                                  600               25
Silicon Image *                                          500               25
Cirrus Logic *                                         1,500               24
Kent Electronics *                                       800               24
JNI *                                                    700               22
SIPEX *                                                  800               22
Electro Scientific Industries *                          500               22
Universal Display *                                      700               21
Microsemi *                                              600               20
ANADIGICS *                                              595               20
American Superconductor *                                400               19
General Semiconductor *                                1,300               19
ESS Technology *                                       1,200               17
American Xtal Technology *                               400               17
Power Integrations *                                     700               17
Cohu                                                     600               16
Nu Horizons Electronics                                  600               16
QuickLogic *                                             700               16
Superconductor Technologies *                            400               16
Ramtron International *                                  800               16

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

AstroPower *                                             500   $           14
Media 100 *                                              500               13
Diodes *                                                 300               13
Ibis Technology *                                        200               12
Pixelworks *                                             500               11
TESSCO Technologies *                                    400               11
8X8 *                                                    800               10
Katy Industries                                          800                9
Brush Wellman                                            600                9
hi/fn *                                                  200                9
Micro Linear *                                         1,100                8
Reptron Electronics *                                    600                7
OPTi                                                   1,200                6
3Dfx Interactive *                                       800                6
Sigma Designs *                                        1,400                6
Silicon Laboratories *                                   100                5
Artisan Components *                                     400                5
                                                               -----------------
                                                                        6,802
                                                               -----------------
Total Technology                                                       36,671
                                                               -----------------

TELECOMMUNICATIONS 4.9%

Telephone 3.3%
Qwest Communications International *                  16,988              844
McLeod USA *                                          13,402              278
NEXTLINK Communications *                              5,105              193
NTL *                                                  3,225              193
Next Level Communications *                            2,000              172
Allegiance Telecom *                                   2,400              154
Broadwing                                              5,248              136
Citizens Utilities *                                   5,334               92
Winstar Communications *                               1,950               66
GTS                                                    5,100               62
Time Warner Telecom (Class A) *                          860               55
Williams Communications Group *                        1,600               53
Covad Communications Group *                           3,175               51
Focal Communications *                                 1,400               51
Global Crossing *                                      1,725               45

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--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Intermedia Communications *                            1,300   $           39
Dycom Industries *                                       800               37
MGC Communications *                                     600               36
ICG Communications *                                   1,500               33
Turnstone Systems *                                      200               33
COMSAT                                                 1,335               33
Commonwealth Telephone Enterprises *                     700               33
Illuminet Holdings *                                     650               33
ITXC *                                                   900               32
NorthEast Optic Network *                                500               31
NorthPoint Communications *                            2,700               30
ITC Deltacom *                                         1,200               27
Network Plus *                                         1,800               26
Viatel *                                                 878               25
Pac-West Telecomm *                                    1,150               23
DSL.net *                                              2,200               23
Allied Riser Communications *                          1,600               23
Primus Telecommunications *                              900               22
Adelphia Business Solutions                              928               21
CFW Communications                                       500               19
AirGate PCS *                                            350               18
FirstCom *                                             1,200               18
Net2Phone *                                              500               18
Hickory Technology                                     1,400               17
CapRock Communications *                                 800               16
Net2000 *                                                800               13
Alaska Communications Systems Group *                  1,200               12
CT Communications                                        400               11
Z-Tel Technologies *                                     900               11
Cypress Communications                                 1,400               10
Talk.com                                               1,700               10
Conestoga Enterprises                                    500                9
WorldPages.com *                                       1,500                9
General Communication *                                1,600                8
North Pittsburgh Systems                                 500                7
Total-Tel USA Communications *                           700                7
US LEC *                                                 400                7

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

American Communications *                              1,000   $            7
Startec Global Communications *                          300                3
I-Link *                                                 600                3
Premiere Technologies *                                  900                3
STAR Telecommunications *                              1,100                3
eLOT *                                                 1,100                2
Pacific Gateway Exchange *                               500                2
                                                               -----------------
                                                                        3,248
                                                               -----------------
Wireline Communications 1.6%
VoiceStream Wireless *                                 4,173              485
Aether Systems *                                         900              185
U.S. Cellular *                                        2,100              132
Telephone and Data Systems                             1,300              130
Western Wireless *                                     1,800               98
Spectrasite Holdings *                                 2,800               80
Triton PCS Holdings *                                  1,300               75
Tritel *                                               2,500               74
Powertel *                                               600               43
Dobson Communications *                                2,000               39
Centinal Cellular (Class A)                            2,500               34
Alamosa PCS Holdings *                                 1,400               30
Leap Wireless International *                            600               28
Teligent *                                             1,000               24
Rural Cellular (Class A) *                               300               23
Audiovox *                                               700               15
Boston Communications Group *                          1,100               15
COMARCO *                                                400               13
WebLink Wireless *                                       700                9
Advanced Radio Telecom *                                 500                7
CellStar *                                             1,500                4
                                                               -----------------
                                                                        1,543
                                                               -----------------
Total Telecommunications                                                4,791
                                                               -----------------

TRANSPORTATION 1.2%

Airlines 0.4%
UAL                                                    1,300               76
Continental Airlines *                                 1,500               70

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Northwest Airlines *                                   2,200   $           67
Atlas Air *                                              900               32
Atlantic Coast Airlines *                                600               19
America West Holdings *                                  900               15
SkyWest                                                  400               15
Alaska Air Group *                                       500               13
Frontier Airlines *                                      900               13
Amtran *                                                 800               10
Midwest Express Holdings *                               400                9
Mesa Air Group *                                       1,100                6
                                                               -----------------
                                                                          345
                                                               -----------------
Railroads 0.1%
St. Joe                                                2,100               63
Florida East Coast                                       700               28
Wisconsin Central Transport *                          1,400               18
Westinghouse Air Brake                                 1,600               17
Greenbrier                                             1,000                7
RailAmerica *                                          1,100                7
                                                               -----------------
                                                                          140
                                                               -----------------
Trucking, Shipping & Air Freight 0.7%
UPS                                                    2,500              147
Expeditors International of Washington                 1,400               66
C.H. Robinson Worldwide                                1,100               54
Iron Mountain *                                        1,220               41
CNF Transportation                                     1,400               32
Overseas Shipholding Group                             1,200               29
Alexander & Baldwin                                    1,300               29
EGL *                                                    900               28
Trico Marine Services *                                1,600               20
Swift Transportation *                                 1,350               19
Airborne Freight                                       1,000               19
Roadway Express                                          800               19
American Freightways *                                 1,100               16
Forward Air *                                            400               16
USFreightways                                            600               15
J.B. Hunt Transport Services                             900               14
Werner Enterprises                                     1,100               13
Landstar Systems *                                       200               12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Seacor Smit *                                            300   $           12
Heartland Express *                                      700               12
KLLM Transport *                                       1,400               11
Kirby *                                                  500               11
Maritrans                                              1,500                9
U.S. Xpress Enterprises *                              1,100                9
M.S. Carriers *                                          500                9
Transport Corp. of America *                           1,300                9
Allied Holdings *                                      1,400                8
Motor Cargo Industries *                                 900                4
                                                               -----------------
                                                                          683
                                                               -----------------
Total Transportation                                                    1,168
                                                               -----------------

UTILITIES 2.8%

Gas Utilities 0.9%
Marketspan                                             3,140               97
Kinder Morgan                                          2,650               92
American Water Works                                   2,600               65
National Fuel Gas                                      1,100               54
LG&E Energy                                            1,968               47
Questar                                                2,100               41
Equitable Resources                                      800               39
MCN                                                    1,400               30
Philadelphia Suburban                                  1,300               27
Azurix *                                               3,800               27
E'town                                                   400               27
Vectren                                                1,399               24
Washington Gas Light                                   1,000               24
Energen                                                1,100               24
SJW                                                      200               24
Southern Union                                         1,365               22
Piedmont Natural Gas                                     800               21
UGI                                                      900               18
AGL Resources                                          1,100               17
Northwest Natural Gas                                    700               16
New Jersey Resources                                     400               15
California Water Service Group                           600               14

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Valley Resources                                         600   $           14
United Water Resources                                   400               14
Roanoke Gas                                              700               12
Atmos Energy                                             700               12
EnergyNorth                                              200               12
Southwest Gas                                            600               10
EnergySouth                                              500                9
Chesapeake Utilities                                     500                9
                                                               -----------------
                                                                          857
                                                               -----------------
Electric Utilities 1.9%
Dynegy                                                 3,480              238
Calpine *                                              2,800              184
Montana Power                                          2,400               85
DQE                                                    2,000               79
Allegheny Energy                                       2,700               74
DPL                                                    3,300               72
Potomac Electric Power                                 2,600               65
Teco Energy                                            3,200               64
NSTAR                                                  1,415               58
Wisconsin Energy                                       2,900               57
New York State Electric & Gas                          3,000               57
Interstate Energy                                      2,100               55
UtiliCorp United                                       2,500               50
NiSource                                               2,500               47
IPALCO Enterprises                                     2,300               46
SCANA                                                  1,910               46
Pugets Sound Energy                                    2,100               45
OGE Energy                                             2,200               41
Conectiv                                               2,600               40
Northeast Utilities                                    1,700               37
Minnesota Power                                        1,900               33
Western Resources                                      2,100               33
IDACORP                                                1,000               32
Kansas City Power & Light                              1,300               29
Central Maine Power                                      900               26
Hawaiian Electric Industries                             800               26
Sierra Pacific Resources                               2,000               25
WPS Resources                                            800               24

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands

Avista                                                 1,100   $           19
St. Joseph Light & Power                                 900               19
Public Service of New Mexico                           1,200               18
Maine Public Service                                     900               18
Unisource Energy                                       1,200               18
United Illuminating                                      400               17
Cleco                                                    500               17
El Paso Electric Company *                             1,300               15
CH Energy Group                                          400               14
Thermo Ecotek *                                        1,300               12
Rodchester Gas & Electric                                500               11
Baycorp Holdings *                                     1,200               10
Madison Gas & Electric                                   500               10
Black Hills                                              400                9
Otter Tail Power                                         400                8
Florida Public Utilities Company                         400                6
                                                               -----------------
                                                                        1,889
                                                               -----------------
Total Utilities                                                         2,746
                                                               -----------------

MISCELLANEOUS 0.4%

Miscellaneous 0.4%
Crown Castle International *                           3,300              120
Santa Fe Snyder *                                      4,600               52
Centillium Communications *                              700               48
Cabot Microelectronics *                                 700               32
Sodexho Marriott Services                              1,900               31
MeriStar Hospitality                                   1,200               25
Lynx Therapeutics *                                      500               24
Radio One *                                            1,000               22
C-Cube Microsystems *                                    800               16
Landair *                                              3,100               16
Vornado Operating *                                    1,335               10
Resource Asset Investment Trust, REIT                    900               10
Philips International Realty, REIT                       500                9
Gulf West Banks                                          840                7

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--------------------------------------------------------------------------------


                                                              Shares/Par             Value
--------------------------------------------------------------------------------------------
                                                                              In thousands
     Three Rivers Bancorp                                            500      $          3
     Procurenet *                                                    600                 0
                                                                              --------------
     Total Miscellaneous                                                               425
                                                                              --------------

     Total Common Stocks (Cost $88,693)                                             92,552
                                                                              --------------


     SHORT-TERM INVESTMENTS 4.8%

     U.S. Government Obligations 1.0%
     United States Treasury Bills, 5.565 - 5.648%, 7/27/00       490,000               488
     United States Treasury Bills, 5.755%, 8/10/00               500,000               497
                                                                              --------------
                                                                                       985
                                                                              --------------
     Money Market Funds 3.8%
     Reserve Investment Fund, 6.68% #                          3,714,963             3,715
                                                                              --------------
                                                                                     3,715
                                                                              --------------

     Total Short-Term Investments (Cost $4,700)                                      4,700
                                                                              --------------



Total Investments in Securities

98.9% of Net Assets (Cost $93,393)                                            $     97,252

Futures Contracts
In thousands


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

                                                                                                      Value
-------------------------------------------------------------------------------------------------------------
                                                                                               In thousands

                                                            Contract          Unrealized
                                           Expiration       Value             Gain (Loss)
                                           ----------------------------------------------
Long, 2 S & P Mid-Cap 400 Index contracts
$32,000 of U.S. Treasury Bills
pledged as initial margin                  9/00             $   488           $   (16)

Long, 3 Nasdaq 100 Index contracts
$111,000 of U.S. Treasury Bills
pledged as initial margin                  9/00               1,145                20

Long, 15 Russell 2000 Index contracts
$273,000 of U.S. Treasury Bills
pledged as initial margin                  9/00               3,920               (45)

Net payments (receipts) of variation
margin to date                                                                    100
                                                                              -----------

Variation margin receivable
(payable) on open futures contracts                                                                      59

Other Assets Less Liabilities                                                                         1,020
                                                                                                  -----------

NET ASSETS                                                                                          $98,331
                                                                                                  ===========

Net Assets Consist of:
Accumulated net investment income - net of distributions                                            $   318
Accumulated net realized gain/loss - net of distributions                                             3,911
Net unrealized gain (loss)                                                                            3,817
Paid-in-capital applicable to 6,990,046 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Coropration authorized                                                                               90,285


NET ASSETS                                                                                          $98,331
                                                                                                  ===========

NET ASSET VALUE PER SHARE                                                                           $ 14.07
                                                                                                  ===========

   #  Seven-day yield
   *  Non-income producing
REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

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Unaudited


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                     6 Months
                                                                        Ended
                                                                      6/30/00

Investment Income (Loss)
Income
 Dividend                                                             $   283
 Interest                                                                 194
                                                                      ---------
 Total income                                                             477
                                                                      ---------
Expenses
 Investment management and administrative                                 158
                                                                      ---------
Net investment income (loss)                                              319
                                                                      ---------

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities                                                             2,607
 Futures                                                                   (5)
                                                                      ---------
 Net realized gain (loss)                                               2,602
                                                                      ---------
Change in net unrealized gain or loss
 Securities                                                            (5,007)
 Futures                                                                 (314)
                                                                      ---------
 Change in net unrealized gain or loss                                 (5,321)
                                                                      ---------
Net realized and unrealized gain (loss)                                (2,719)
                                                                      ---------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $(2,400)
                                                                      =========

The accompanying notes are an integral part of these financial statements.

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Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands


                                                                 6 Months            Year
                                                                    Ended           Ended
                                                                  6/30/00        12/31/99
  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                                  $    319        $    342
   Net realized gain (loss)                                         2,602           2,513
   Change in net unrealized gain or loss                           (5,321)          8,889
                                                                 --------------------------
   Increase (decrease) in net assets from operations               (2,400)         11,744
                                                                 --------------------------

  Distributions to shareholders
   Net investment income                                                -            (346)
   Net realized gain                                                    -          (1,833)
                                                                 --------------------------
   Decrease in net assets from distributions                            -          (2,179)
                                                                 --------------------------

  Capital share transactions *
   Shares sold                                                     62,208          30,392
   Distributions reinvested                                             -           2,140
   Shares redeemed                                                (15,713)         (8,627)
   Redemption fees received                                            17               6
                                                                 --------------------------
   Increase (decrease) in net assets from capital
   share transactions                                              46,512          23,911
                                                                 --------------------------

  Net Assets
  Increase (decrease) during period                                44,112          33,476
  Beginning of period                                              54,219          20,743
                                                                 --------------------------

  End of period                                                  $ 98,331        $ 54,219
                                                                 --------------------------

* Share information
   Shares sold                                                      4,284           2,538
   Distributions reinvested                                             -             166
   Shares redeemed                                                 (1,152)           (728)
                                                                 --------------------------
   Increase (decrease) in shares outstanding                        3,132           1,976


The accompanying notes are an integral part of these financial statements.

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Unaudited                                                          June 30, 2000

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index by investing primarily in a group of small- and mid-cap stocks representative of the Wilshire 4500 Index.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

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Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.



NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts At June 30, 2000, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $53,290,000 and $7,528,000, respectively, for the six months ended June 30, 2000.



NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $93,393,000. Net

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--------------------------------------------------------------------------------


unrealized gain aggregated $3,859,000 at period-end, of which $17,578,000 related to appreciated investments and $13,719,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $65,000 was payable at June 30, 2000. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2000, totaled $182,000 and are reflected as interest income in the accompanying Statement of Operations.

For fund and account information           Walk-In Investor Centers:
or to conduct transactions,                For directions, call 1-800-225-5132
24 hours, 7 days a week                    or visit our Web site.
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet          Baltimore Area
www.troweprice.com/access                  Downtown
                                           101 East Lombard Street
For assistance                             Owings Mills
with your existing                         Three Financial Center
fund account, call:                        4515 Painters Mill Road
Shareholder Service Center
1-800-225-5132                             Boston Area
                                           386 Washington Street
To open a brokerage account                Wellesley
or obtain information, call:
1-800-638-5660                             Colorado Springs
                                           4410 ArrowsWest Drive
Internet address:
www.troweprice.com                         Los Angeles Area
                                           Warner Center
Plan Account Lines for retirement          21800 Oxnard Street, Suite 270
plan participants:                         Woodland Hills
The appropriate 800 number appears
on your retirement account statement.      Tampa
                                           4200 West Cypress Street
T. Rowe Price Associates                   10th Floor
100 East Pratt Street
Baltimore, Maryland  21202                 Washington, D.C.
                                           900 17th Street N.W.
This report is authorized for              Farragut Square
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.



[T ROWE PRICE LOGO]

T. Rowe Price Investment Services, Inc., Distributor.           F24-051  6/30/00